UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:_____811-21566________________________

____BlackRock Global Floating Rate Income Trust____
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809
(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock Global Floating Rate Income Trust
40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant's telephone number, including area code: 888-825-2257_____________

Date of fiscal year end:___December 31, 2006__________________________________

Date of reporting period:__ June 30, 2006_________________________________

Item 1. Reports to Stockholders.

FIXED INCOME           LIQUIDITY           EQUITIES           ALTERNATIVES           BLACKROCK SOLUTIONS

BlackRock
Closed-End Funds
Semi-Annual Report

JUNE 30, 2006 (UNAUDITED)

BlackRock Global Floating Rate Income Trust (BGT)

BlackRock High Income Shares (HIS)

BlackRock Preferred Opportunity Trust (BPP)

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

TABLE OF CONTENTS

Letter to Shareholders	1

Trusts’ Summaries	2

Financial Statements

Portfolios of Investments	5

Statements of Assets and Liabilities	31

Statements of Operations	32

Statements of Cash Flows	33

Statements of Changes in Net Assets	34

Financial Highlights	36

Notes to Financial Statements	39

Board Review of Investment Management Agreements	45

Dividend Reinvestment Plans	49

Additional Information	50

Section 19 Notices	51

Privacy Principles of the Trusts

     The Trusts are committed to maintaining the privacy of shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Trusts collect, how we protect that information and why, in certain cases, we may share information with select other parties.

     Generally, the Trusts do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of shareholders may become available to the Trusts. The Trusts do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third-party administrator).

     The Trusts restrict access to non-public personal information about their shareholders to BlackRock employees with a legitimate business need for the information. The Trusts maintain physical, electronic and procedural safeguards designed to protect the non-public personal information of their shareholders.

LETTER TO SHAREHOLDERS

June 30, 2006

Dear Shareholder:

     We are pleased to report that during the semi-annual period, the Trusts provided the opportunity to invest in various portfolios of fixed income securities. This report contains the Trusts’ unaudited as of and for the six months ended June 30, 2006 and audited financial statements for prior periods as well as a listing of the portfolios’ holdings.

     The portfolio management team continuously monitors the fixed income markets and adjusts the portfolios in order to gain exposure to various issuers and security types. This strategy enables the Trusts to move among different sectors, credits and coupons to capitalize on changing market conditions.

     The following table shows the Trusts’ yields, closing market prices per share and net asset values (“NAV”) per share as of June 30, 2006.

Trust (Ticker)	Yield[1]	Market Price	NAV
BlackRock Global Floating Rate Income Trust (BGT)	7.91%	$18.96	$19.05
BlackRock High Income Shares (HIS)	9.32	2.64	2.55
BlackRock Preferred Opportunity Trust (BPP)	8.09	24.72	23.60

1Yield is based on closing market price. Past performance does not guarantee future results. These yields may increase/decrease due to an increase/decrease in the monthly distribution per share.

     BlackRock, Inc. (“BlackRock”), a world leader in asset management, has a proven commitment to managing fixed income securities. As of June 30, 2006, BlackRock managed $305 billion in fixed income securities, including 20 open-end and 48 closed-end bond funds. BlackRock is recognized for its emphasis on risk management and proprietary analytics and for its reputation managing money for the world’s largest institutional investors. BlackRock Advisors, Inc., and its affiliate, BlackRock Financial Management, Inc., which manage the Trusts, are wholly owned subsidiaries of BlackRock.

     On behalf of BlackRock, we thank you for your continued confidence and assure you that we remain committed to excellence in managing your assets.

Sincerely,

Laurence D. Fink	Ralph L. Schlosstein
Chief Executive Officer	President
BlackRock Advisors, Inc.	BlackRock Advisors, Inc.

TRUST SUMMARIES (unaudited)
JUNE 30, 2006

BlackRock Global Floating Rate Income Trust (BGT)

Trust Information

Symbol on New York Stock Exchange:	BGT
Initial Offering Date:	August 30, 2004
Closing Market Price as of 6/30/06:	$18.96
Net Asset Value as of 6/30/06:	$19.05
Yield on Closing Market Price as of 6/30/06 ($18.96):[1]	7.91%
Current Monthly Distribution per Share:[2]	$0.125
Current Annualized Distribution per Share:[2]	$1.500
Leverage as of 6/30/06:[3]	38%

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

2 The distribution is not constant and is subject to change.

3 As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the Trust’s market price and NAV:

	6/30/06	12/31/05	Change	High	Low
Market Price	$18.96	$17.16	10.49%	$18.97	$17.12
NAV	$19.05	$19.13	(0.42)%	$19.38	$19.01

The following charts show the portfolio composition of the Trust’s long-term investments and credit quality allocations of the Trust’s corporate bond investments:

Portfolio Composition

Composition	June 30, 2006	December 31, 2005
Foreign Government Bonds	15%	20%
Consumer Products	11	11
Media	10	10
Financial Institutions	10	3
Energy	9	10
Basic Materials	9	10
Telecommunications	6	6
Health Care	6	6
Entertainment & Leisure	5	5
Conglomerates	4	4
Technology	3	3
Containers & Packaging	3	2
Automotive	2	2
Building & Development	2	2
Real Estate	2	3
Industrials	1	1
Aerospace & Defense	1	1
Transportation	1	—
Ecological Services & Equipment	—	1

Corporate Credit Breakdown3

Credit Rating	June 30, 2006	December 31, 2005
BBB/Baa	16%	19%
BB/Ba	48	54
B	32	22
CCC/Caa	4	5

3 Using the higher of Standard & Poor’s (“S&P”), Moody’s Investors Service (“Moody’s”) or Fitch Ratings (“Fitch”) rating. Corporate bonds represented approximately 21.5% and 20.5% of net assets on June 30, 2006 and December 31, 2005, respectively.

TRUST SUMMARIES (unaudited)
JUNE 30, 2006

BlackRock High Income Shares (HIS)

Trust Information

Symbol on New York Stock Exchange:	HIS
Initial Offering Date:	August 10, 1988
Closing Market Price as of 6/30/06:	$2.64
Net Asset Value as of 6/30/06:	$2.55
Yield on Closing Market Price as of 6/30/06 ($2.64):[1]	9.32%
Current Monthly Distribution per Share:[2]	$0.0205
Current Annualized Distribution per Share:[2]	$0.2460
Leverage as of 6/30/06:[3]	31%

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

2 A change in the distribution rate was declared on August 15, 2006. The Monthly Distribution per Share was decreased to $0.0182. The Yield on Closing Market Price, Current Monthly Distribution and Current Annualized Distribution do not reflect the new distribution rate. A portion of the distribution may be deemed a tax return of capital or net realized gain at fiscal year end. The distribution rate is not constant and is subject to further change.

3 As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	6/30/06	12/31/05	Change	High	Low
Market Price	$2.64	$2.33	13.30%	$2.74	$2.33
NAV	$2.55	$2.61	(2.30)%	$2.66	$2.54

The following charts show the portfolio composition and credit quality allocations of the Trust’s corporate bond investments:

Corporate Portfolio Composition

Composition	June 30, 2006	December 31, 2005
Energy	13%	13%
Telecommunications	13	10
Media	12	13
Basic Materials	11	11
Financial Institutions	8	9
Technology	6	5
Consumer Products	6	7
Industrials	6	10
Containers & Packaging	5	4
Health Care	4	3
Aerospace & Defense	4	3
Entertainment & Leisure	4	4
Building & Development	3	2
Automotive	2	3
Transportation	2	2
Ecological Services & Equipment	1	1

Corporate Credit Breakdown3

Credit Rating	June 30, 2006	December 31, 2005
BBB/Baa	1%	1%
Ba/BB	25	23
B/B	62	61
CCC/Caa	12	14
Not Rated	—	1

3 Using the higher of S&P, Moody’s or Fitch rating. Corporate bonds represented approximately 138.3% and 141.8% of net assets on June 30, 2006 and December 31, 2005, respectively.

TRUST SUMMARIES (unaudited)
JUNE 30, 2006

BlackRock Preferred Opportunity Trust (BPP)

Trust Information

Symbol on New York Stock Exchange:	BPP
Initial Offering Date:	February 28, 2003
Closing Market Price as of 6/30/06:	$24.72
Net Asset Value as of 6/30/06:	$23.60
Yield on Closing Market Price as of 6/30/06 ($24.72):[1]	8.09%
Current Monthly Distribution per Share:[2]	$0.166667
Current Annualized Distribution per Share:[2]	$2.000004
Leverage as of 6/30/06:[3]	34%

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

2 The distribution is not constant and is subject to change. A portion of the distribution may be deemed a tax return of capital or net realized gain at fiscal year end.

3 As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	6/30/06	12/31/05	Change	High	Low
Market Price	$24.72	$24.20	2.15%	$25.38	$24.20
NAV	$23.60	$24.43	(3.40)%	$24.79	$23.43

The following charts show the portfolio composition and credit quality allocations of the Trust’s long-term investments:

Portfolio Composition

Composition	June 30, 2006	December 31, 2005
Financial Institutions	72%	72%
Real Estate	11	12
Energy	6	6
Media	3	2
Automotive	2	1
Transportation	2	—
Basic Materials	1	1
Consumer Products	1	3
Technology	1	—
Telecommunications	1	1
Building & Development	—	1
Industrials	—	1

Credit Breakdown3

Credit Rating	June 30, 2006	December 31, 2005
AA/Aa	18%	13%
A	36	39
BBB/Baa	29	29
BB/Ba	9	11
B	6	7
CCC/Caa	—	1
Not Rated	2	—

3 Using the higher of S&P, Moody’s or Fitch rating.

PORTFOLIO OF INVESTMENTS (unaudited)
JUNE 30, 2006

BlackRock Global Floating Rate Income Trust (BGT)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			LONG-TERM INVESTMENTS—164.1%
			Corporate Bonds—22.0%
			Aerospace & Defense—0.2%
B	$ 671		DI Finance/DynCorp. Intl., 9.50%, 2/15/13	$ 697,840
			Automotive—0.3%
			Autonation, Inc.,
BB+	60[2]		7.00%, 4/15/14	59,400
BB+	70[2]	,3	7.045%, 4/15/13	70,700
BB-	150[2]	,3	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 7.576%, 5/15/14	149,250
CCC-	775[3]		Delco Remy Intl., Inc., 9.068%, 4/15/09	759,500
B-	250		Lear Corp., 8.11%, 5/15/09	242,500
CCC+	220		Metaldyne Corp., 10.00%, 11/01/13	212,300
			Total Automotive	1,493,650
			Basic Materials—1.9%
B+	1,000[3]		Abitibi-Consolidated, Inc., 6.51%, 6/15/11 (Canada)	975,000
B+	970		AK Steel Corp., 7.75%, 6/15/12	955,450
B+	260[3]		Boise Cascade LLC, 6.474%, 10/15/12	258,700
B+	2,040[3]	,4	Bowater, Inc., 7.91%, 3/15/10	2,055,300
BB+	10		Chemtura Corp., 6.875%, 6/01/16	9,662
B+	20		Domtar, Inc., 7.125%, 8/15/15 (Canada)	17,400
B+	70		Donohue Forest Products, 7.625%, 5/15/07 (Canada)	70,700
B+	750		Hercules, Inc., 6.75%, 10/15/29	708,750
			Ineos Group Holdings PLC (United Kingdom),
B2	225		(EUR), 7.875%, 2/07/16	269,080
B2	430[2]		8.50%, 2/15/16	405,275
			Lyondell Chemical Co.,
BB-	300		11.125%, 7/15/12	326,250
BB-	300		Ser. A, 9.625%, 5/01/07	306,000
B-	565		Nalco Co., 8.875%, 11/15/13	567,119
			NewPage Corp.,
B3	55		10.00%, 5/01/12	56,925
B3	1,500[3]		11.399%, 5/01/12	1,636,875
B-	50		PQ Corp., 7.50%, 2/15/13	47,125
			Total Basic Materials	8,665,611
			Building & Development—0.3%
B+	1,000[3]		Ainsworth Lumber Co. Ltd., 6.84%, 10/01/10 (Canada)	960,000
B2	90[2]		Compression Polymers Corp., 10.50%, 7/01/13	91,350
B-	195		Goodman Global Holding Co., Inc., 7.875%, 12/15/12	188,663
			Total Building & Development	1,240,013
			Consumer Products—1.2%
B3	45		ALH Finance LLC, 8.50%, 1/15/13	43,369
CCC+	700[3]		Ames True Temper, Inc., 9.068%, 1/15/12	687,750
B-	400		Cenveo Corp., 7.875%, 12/01/13	390,000
CCC	1,050[3]		Duane Reade, Inc., 7.91%, 12/15/10	1,023,750
B-	75		Finlay Fine Jewelry Corp., 8.375%, 6/01/12	65,062
B	40		Gold Kist, Inc., 10.25%, 3/15/14	41,800
B-	505[2]		Knowledge Learning Corp., Inc., 7.75%, 2/01/15	462,075
B-	400		Lazydays RV Center, Inc., 11.75%, 5/15/12	378,000
B-	180[3]		Levi Strauss & Co., 7.73%, 4/01/12	182,700
B3	30[2]	,3	Nutro Products, Inc., 9.23%, 10/15/13	30,563
BB-	80[2]		Quebecor World, Inc., 8.75%, 3/15/16 (Canada)	72,746
BB	2,000[2]		Reynolds American, Inc., 7.625%, 6/01/16	1,952,500
B-	135[2]		Rite Aid Corp., 6.125%, 12/15/08	131,456
			Total Consumer Products	5,461,771
			Containers & Packaging—0.1%
B-	50[2]		Packaging Dynamics Finance Corp., 10.00%, 5/01/16	50,000

See Notes to Financial Statements.

BlackRock Global Floating Rate Income Trust (BGT) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value
			Containers & Packaging—(cont’d)
B2	$ 250		Smurfit-Stone Container Enterprises, Inc., 9.75%, 2/01/11	$ 257,188
			Total Containers & Packaging	307,188
			Ecological Services & Equipment—0.1%
BB-	625		Allied Waste NA, Inc., 5.75%, 2/15/11	581,250
			Energy—7.8%
BB-	750[2]		AES Corp., 9.00%, 5/15/15	806,250
B+	130		ANR Pipeline Co., 9.625%, 11/01/21	150,475
B	35[2]		Chaparral Energy, Inc., 8.50%, 12/01/15	34,738
BB-	70		Compagnie Generale de Geophysique SA, 7.50%, 5/15/15 (France)	68,425
B+	375		El Paso Production Holding Co., 7.75%, 6/01/13	378,750
B1	505		Foundation Pennsylvania Coal Co., 7.25%, 8/01/14	493,006
BB+	14,430		Gazprom OAO, 9.625%, 3/01/13 (Germany)	16,492,047
BB	40		Grant Prideco, Inc., 6.125%, 8/15/15	36,800
B-	730		KCS Energy, Inc., 7.125%, 4/01/12	688,025
			Pemex Project Funding Master Trust,
BBB	800[4]		9.375%, 12/02/08	858,800
Baa1	12,700[3]		Ser. 15, 3.87%, 10/15/09	13,144,500
			Reliant Energy, Inc.,
B	180		6.75%, 12/15/14	166,050
B	750		9.25%, 7/15/10	750,000
B	300		Whiting Petroleum Corp., 7.25%, 5/01/13	288,000
BB-	590		Williams Cos., Inc., 8.75%, 3/15/32	646,050
			Total Energy	35,001,916
			Entertainment & Leisure—0.1%
B3	155[2]		Greektown Holdings LLC, 10.75%, 12/01/13	162,944
B	60[2]		Pokagon Gaming Authority, 10.375%, 6/15/14	62,025
B	25		Poster Financial Group, Inc., 8.75%, 12/01/11	25,937
B+	40[2]		San Pasqual Casino, 8.00%, 9/15/13	40,100
B+	20		Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.625%, 12/01/14	19,025
			Total Entertainment & Leisure	310,031
			Financial Institutions—4.0%
B+	92		AES Ironwood LLC, 8.857%, 11/30/25	99,936
Ba3	2,000		Alrosa Finance Ltd., 8.125%, 5/06/08 (Luxembourg)	2,047,500
BB	140		American Real Estate Partners LP/American Real Estate Finance Corp., 7.125%, 2/15/13	134,400
BB	630		Crum & Forster Holdings Corp., 10.375%, 6/15/13	641,025
B+	60		Ford Motor Credit Co., 7.25%, 10/25/11	53,222
			General Motors Acceptance Corp.,
BB	3,000 [3]		3.56%, 1/16/07	2,992,450
BB	200		6.875%, 8/28/12	190,368
BB+	5,455		Kazkommerts Intl. BV, 8.50%, 4/16/13 (Netherlands)	5,594,648
BB+	3,000[2]		Kazkommertsbank Intl. BV, 8.50%, 4/16/13 (Netherlands)	3,067,500
BBB	25[3]		Marsh & McLennan Cos., Inc., 2.193%, 7/13/07	24,978
B+	750[2]		Rainbow National Services LLC, 8.75%, 9/01/12	787,500
A2	2,000		Sberbank, 6.875%, 10/24/06 (Russia)	2,006,600
B-	300[3]		Universal City Florida Holding Co. I/II, 7.96%, 5/01/10	307,500
			Total Financial Institutions	17,947,627
			Health Care—0.7%
B	280[2]		Angiotech Pharmaceuticals, Inc., 7.75%, 4/01/14 (Canada)	269,500
B3	2,115[2]	,3	Healthsouth Corp., 11.418%, 6/15/14	2,083,275
B-	25		Select Medical Corp., 7.625%, 2/01/15	21,625
B	325		Tenet Healthcare Corp., 6.875%, 11/15/31	259,188
B-	630		Universal Hospital Services, Inc., 10.125%, 11/01/11	653,625
			Total Health Care	3,287,213
			Industrials—0.4%
B-	80		NationsRent Cos., Inc., 9.50%, 5/01/15	85,000
CCC+	325		Park-Ohio Industries, Inc., 8.375%, 11/15/14	286,000
B3	210[2]		Sunstate Equipment Co. LLC, 10.50%, 4/01/13	216,300
CCC+	445		Trimas Corp., 9.875%, 6/15/12	404,950

See Notes to Financial Statements.

BlackRock Global Floating Rate Income Trust (BGT) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value
			Industrials—(cont’d)
B	$ 825		United Rentals NA, Inc., 7.00%, 2/15/14	$ 754,875
			Total Industrials	1,747,125
			Media—0.6%
B-	50[2]		Affinion Group, Inc., 10.125%, 10/15/13	50,125
B+	100[3]		Cablevision Systems Corp., 8.716%, 4/01/09	106,000
			Charter Communications Holdings II, LLC/Charter Communications Holdings II Capital Corp.,
CCC-	680		10.25%, 9/15/10	681,700
CCC-	45[2]		10.25%, 9/15/10	45,000
			Echostar DBS Corp.,
BB-	300 [2]		7.125%, 2/01/16	286,500
BB-	750		6.375%, 10/01/11	717,187
B2	100		Emmis Operating Co., 6.875%, 5/15/12	98,750
B	80		Medianews Group, Inc., 6.875%, 10/01/13	73,300
B2	80[2]		Network Communications, Inc., 10.75%, 12/01/13	78,800
B3	70		Nexstar Finance, Inc., 7.00%, 1/15/14	63,700
B2	350[2]	,3	Paxson Communications Corp., 8.318%, 1/15/12	352,625
B	250[2]		R.H. Donnelley, Inc., 8.875%, 1/15/16	245,938
CCC+	100[2]		Unity Media GmbH, 10.375%, 2/15/15 (Germany)	99,000
			Total Media	2,898,625
			Real Estate—1.3%
BB+	6,350[4]		Rouse Co., 5.375%, 11/26/13	5,717,047
			Technology—0.7%
BBB-	1,500[3]		Freescale Semiconductor, Inc., 5.891%, 7/15/09	1,530,000
B+	965[3]		MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co., 6.66%, 12/15/11 (Luxembourg)	916,750
B2	50[2]		Sensata Technologies BV, 8.00%, 5/01/14 (Netherlands)	48,625
B-	250[2]	,3	Sungard Data Systems, Inc., 4.50%, 8/15/13	263,750
B	140		Superior Essex Communications LLC/Essex Group, Inc., 9.00%, 4/15/12	142,450
			Total Technology	2,901,575
			Telecommunications—2.2%
B1	810		Cincinnati Bell, Inc., 7.25%, 7/15/13	795,825
B1	350		Dobson Cellular Systems, Inc., 8.375%, 11/01/11	359,625
B3	115[3]		Hawaiian Telcom Communications, Inc., 10.789%, 5/01/13	117,013
			Intelsat Ltd. (Bermuda),
B	75		5.25%, 11/01/08	70,500
B+	50		8.25%, 1/15/13	49,625
B+	200		8.625%, 1/15/15	201,500
B+	485[3]		9.609%, 1/15/12	491,062
B+	1,500		Nordic Telephone Co. Holding ApS (EUR), 8.352%, 5/03/16 (Denmark)	1,991,194
B	2,350[3]		Qwest Communications Intl., Inc., 6.768%, 2/15/09	2,397,000
BB+	2,500[3]		Qwest Corp., 7.741%, 6/15/13	2,662,500
BB	400[3]		Rogers Wireless Communications, Inc., 5.525%, 12/15/10 (Canada)	412,000
B2	150[2]		Wind Acquisition Finance SA, 10.75%, 12/01/15 (Luxembourg)	157,687
			Total Telecommunications	9,705,531
			Transportation—0.1%
B1	30[2]		Hertz Corp., 8.875%, 1/01/14	30,750
B3	315		Horizon Lines LLC, 9.00%, 11/01/12	319,725
			Total Transportation	350,475
			Total Corporate Bonds	98,314,488
			Bank Loans—117.4%
			Aerospace & Defense—1.9%
	2,948		Caci Intl., Inc., LIBOR + 1.50%, 2/04/07	2,945,526
	896		Camp Acquisition Co., Loan A, LIBOR + 3.25%, 8/30/11	896,367
	988		DI Finance/Dyncorp Intl., Loan B, LIBOR + 2.75%, 1/31/11	987,500
	2,000		MRO Acquisition LLC, LIBOR + 5.25%, 9/15/11	2,005,000
	313		Primus Intl., Inc.,
			LIBOR + 2.50%, 6/16/12	313,281
	188		0.50%, 6/16/12	187,969
	826		Standard Aero Holdings, Inc., LIBOR + 2.25%, 8/18/12	823,629

See Notes to Financial Statements.

BlackRock Global Floating Rate Income Trust (BGT) (continued)

Principal
Amount
(000)	Description	Value
	Aerospace & Defense—(cont’d)
$ 493	U.S. Investigations Services LLC, Loan B, LIBOR + 2.50%, 10/15/12	$ 492,066
	Total Aerospace & Defense	8,651,338
	Automotive—3.2%
1,000	Dana Corp., LIBOR + 2.25%, 4/12/08	999,375
	Goodyear Tire & Rubber Co.,
500	LIBOR + 2.75%, 4/01/10	501,562
1,000	LIBOR + 3.50%, 4/01/11	1,008,000
1,000	GPX Intl. Tire Corp., LIBOR + 2.50%, 3/31/12	1,005,000
748	IAP Worldwide Services, Inc., LIBOR + 3.00%, 12/31/12	749,060
499	Keystone Automotive, Inc., Loan C, LIBOR + 2.50%, 11/30/10	498,127
1,000	Lear Corp., LIBOR + 2.50%, 3/23/12	991,042
926	Metaldyne Corp., Loan D, LIBOR + 4.50%, 12/31/09	937,159
498	Precision Parts Intl., Loan B, LIBOR + 3.75%, 10/15/11	496,256
1,246	Progressive Moulded Products Ltd., Loan B, LIBOR + 4.50%, 8/30/11	1,107,318
2,993	TI Group Automotive Systems, Loan C, LIBOR + 3.25%, 6/30/11	2,948,303
	TRW Automotive Acquisitions Corp.,
491	Loan B, LIBOR + 1.50%, 6/30/12	490,183
2,469	Loan E, LIBOR + 1.50%, 10/31/10	2,464,430
	Total Automotive	14,195,815
	Basic Materials—12.2%
2,522	Appleton Papers, Inc., LIBOR + 2.25%, 6/30/10	2,531,007
	Basell NV,
417	Loan B2, LIBOR + 2.50%, 9/30/13	421,701
83	Loan B4, LIBOR + 2.50%, 8/01/14	84,340
83	Loan C4, LIBOR + 3.00%, 8/01/13	84,340
417	Loan C2, LIBOR + 3.00%, 9/30/14	421,701
968	Berry Plastics Corp., LIBOR + 1.75%, 7/22/10	965,932
1,654	Boise Cascade Corp., Loan D, LIBOR + 1.75%, 10/31/11	1,655,828
	Brenntag Group,
1,607	Loan B2, LIBOR + 2.50%, 12/31/13	1,617,318
393	LIBOR + 2.50%, 1/18/14	395,673
1,000	LIBOR + 6.50%, 12/31/12	1,007,500
789	Buckeye Technologies, Inc., LIBOR + 2.00%, 4/15/10	786,736
3,579	Celanese AG, LIBOR + 2.00%, 6/03/11	3,584,300
2,000	Cognis Deutschland, Loan B, LIBOR + 4.75%, 11/15/13	2,035,834
938	Compass Minerals Group, Inc., LIBOR + 1.50%, 12/31/12	938,658
1,426	Foundation Coal Corp., Loan B, LIBOR + 1.75%, 7/30/11	1,425,277
985	Hercules, Inc., Loan B, LIBOR + 1.50%, 4/07/10	985,171
7,023	Huntsman Intl. LLC, Loan B, LIBOR + 1.75%, 8/15/12	6,984,184
	Ineos Group Holdings PLC,
2,250	Loan A4, LIBOR + 2.25%, 12/16/12	2,256,187
1,750	Loan B2, LIBOR + 2.25%, 12/16/13	1,758,696
1,750	Loan C2, LIBOR + 2.75%, 12/16/14	1,760,063
3,444	Innophos, Inc., LIBOR, 8/15/10	3,445,789
	Invista BV,
2,470	Loan B1, LIBOR + 1.50%, 4/30/11	2,469,391
1,256	Loan B2, LIBOR + 1.50%, 4/30/11	1,255,794
2,000	ISP Chemco, Inc., LIBOR + 1.75%, 2/28/13	1,998,214
750	John Maneely Co., Loan B, LIBOR + 3.00%, 3/31/13	754,375
220	Kraton Polymers LLC, LIBOR + 2.00%, 12/15/10	218,892
5,777	Nalco Co., Loan B, LIBOR + 1.75%, 11/04/10	5,768,112
495	PQ Corp., LIBOR + 2.00%, 2/28/12	495,000
499	Pregis Corp., Loan B2, LIBOR + 2.50%, 10/15/12	644,306
500	Professional Paint, Inc., LIBOR + 2.25%, 5/30/12	501,250
2,833	Rockwood Specialties Group, Inc., Loan E, LIBOR + 2.00%, 8/15/12	2,835,869

See Notes to Financial Statements.

BlackRock Global Floating Rate Income Trust (BGT) (continued)

Principal
Amount
(000)	Description	Value
	Basic Materials—(cont’d)
	UPC Distribution Corp. (EUR),
$ 1,000	Loan J, LIBOR, 3/31/13	$ 1,275,725
1,000	Loan K, LIBOR, 12/31/13	1,276,237
	Total Basic Materials	54,639,400
	Building & Development—2.9%
500	Contech Construction Products, Inc., LIBOR + 2.00%, 2/15/12	500,313
1,500	Custom Building Products, Inc., LIBOR + 5.00%, 4/30/12	1,504,375
500	Euramax Intl., Inc., LIBOR + 7.00%, 7/15/13	502,500
1,250	Harmon Koval, 3.25%, 12/31/06	1,250,000
2,000	Landsource Communities Development LLC, Loan B, LIBOR + 2.50%, 3/31/10	2,002,500
500	Nacco Industries, Inc., LIBOR + 2.00%, 3/31/13	498,750
982	Nortek, Inc., Loan B, LIBOR + 2.00%, 8/24/11	980,571
1,750	Ply Gem Industries, Inc., LIBOR + 2.25%, 8/15/11	1,745,624
650	Pro Build Holdings, TBD	649,594
950	Rhodes Ranch, LIBOR + 3.25%, 11/15/10	950,000
2,494	United Subcontractors, Inc., LIBOR + 3.00%, 12/31/12	2,487,516
	Total Building & Development	13,071,743
	Business Equipment & Services—0.2%
988	Latham Intl., PRIME + 2.75%, 12/31/10	987,510
	Conglomerates—6.0%
500	AGY Holding Corp., LIBOR + 2.75%, 4/30/12	502,187
	Atlantis Plastics, Inc.,
990	LIBOR + 2.75%, 9/30/11	991,237
750	LIBOR + 7.25%, 9/30/11	753,750
1,496	Blount Intl., Loan B, LIBOR + 1.75%, 8/15/10	1,507,472
4,988	Colfax Intl., (EUR), LIBOR + 2.25%, 11/30/11	6,387,238
1,710	Fidelity National Information Solutions, Inc., Loan B, LIBOR + 1.75%, 3/30/13	1,708,166
419	Gentek, Inc., LIBOR + 4.25%, 3/15/12	421,527
3,439	Honeywell Security, Loan B, PRIME + 2.00%, 6/28/10	3,438,807
	Invensys Intl. Holdings Ltd.,
275	Loan B1, LIBOR + 3.50%, 8/30/09	272,816
1,727	LIBOR, 3/05/09	1,679,687
2,000	LIBOR + 4.75%, 11/30/09	2,020,000
	Jarden Corp.,
498	Loan B2, LIBOR + 1.75%, 1/24/12	495,438
478	Loan B3, LIBOR + 1.75%, 1/24/12	475,296
1,496	LIBOR + 2.00%, 1/15/12	1,495,113
461	Lionbridge Technologies, Inc., LIBOR + 3.50%, 9/15/11	463,648
760	Mueller Group, Inc., Loan B, LIBOR + 2.25%, 9/30/12	762,747
367	Penn Engineering & Manufacturing, LIBOR + 2.25%, 4/30/11	371,211
2,439	Polypore, Inc., LIBOR + 3.00%, 11/15/11	2,455,213
670	Rexnord Corp., LIBOR + 2.25%, 10/31/09	672,017
	Total Conglomerates	26,873,570
	Consumer Products—16.9%
1,000	Aearo Technologies, Inc., LIBOR + 6.50%, 9/30/13	1,016,250
1,001	24 Hour Fitness Worldwide, Inc., Loan B, LIBOR + 2.50%, 6/30/12	1,004,375
465	Adams Outdoor Advertising LP, LIBOR + 1.75%, 10/15/12	465,927
998	Aearo Technologies, Inc., LIBOR + 2.50%, 3/31/13	1,004,150
1,980	Alliance One Intl., Inc., Loan B, LIBOR + 3.50%, 5/13/10	1,984,951
497	Arby’s Restaurant Group, Inc., Loan B, LIBOR + 2.25%, 7/31/12	495,733
500	Bare Escentuals Beauty, Inc., LIBOR + 7.00%, 7/10/13	505,000
	Berkline Bench Craft,
1,583	Loan B, LIBOR + 3.75%, 10/31/11	1,345,373
2,000	LIBOR + 10.00%, 4/30/12	1,460,000
750	Bumble Bee Foods LLC, Loan B, LIBOR + 1.75%, 4/30/11	747,188
1,582	Burger King Corp., Loan B1, LIBOR + 1.50%, 2/28/13	1,578,002
1,496	Burlington Coat Factory Warehouse Corp., Loan B, LIBOR + 2.25%, 4/15/13	1,449,760
885	Carrols Corp., LIBOR + 2.50%, 12/31/10	889,653
496	Centerplate, Inc., LIBOR + 3.25%, 10/15/10	498,102

See Notes to Financial Statements.

BlackRock Global Floating Rate Income Trust (BGT) (continued)

Principal
Amount
(000)	Description	Value
	Consumer Products—(cont’d)
$ 1,000	Central Garden & Pet Co., Loan B, LIBOR + 1.50%, 9/30/12	$ 998,333
495	Chiquita Brands Intl., Inc., Loan C, LIBOR + 2.25%, 7/15/13	493,556
896	CKE Restaurants, Inc., LIBOR + 2.00%, 5/17/09	901,471
999	Coinmach Corp., Loan B1, LIBOR + 2.50%, 12/15/12	1,001,905
1,668	Commonwealth Brands, Inc., LIBOR + 2.25%, 12/15/12	1,674,173
2,500	Cracker Barrel, Loan B, LIBOR + 1.50%, 5/15/13	2,489,375
743	Culligan Intl. Co., Loan B, LIBOR + 2.00%, 10/15/11	741,108
3,500	Denny’s Corp., LIBOR + 5.13%, 8/25/10	3,552,500
1,096	Desa Intl., Inc., LIBOR + 5.75%, 12/30/11	1,096,926
	Eastman Kodak Co.,
878	Loan B1, LIBOR + 2.25%, 10/15/12	875,452
368	Loan B2, LIBOR + 2.25%, 10/15/12	366,575
1,000	Easton Bell Sports, Inc., Loan B, LIBOR + 1.75%, 3/31/12	999,167
1,353	Eight O’Clock Coffee, Loan B, LIBOR + 3.00%, 12/15/06	1,352,679
500	Fender Musical Instruments Corp., LIBOR + 6.00%, 9/30/12	501,250
	Foodvest Ltd. (GBP),
438	Loan B, TBD	813,576
438	Loan C, TBD	817,621
1	Herbalife Intl., Inc., TBD	505
	Hertz Corp.,
191	LIBOR + 2.25%, 12/31/07	190,989
359	LIBOR + 2.25%, 12/31/12	360,046
2	Knoll, Inc., TBD	1,883
988	Landry’s Restaurants, Inc., Loan B, LIBOR + 1.75%, 12/31/10	987,500
710	Language Line, Inc., Loan B, LIBOR + 4.25%, 6/14/11	713,479
574	Le-Natures, Inc., Loan B, LIBOR + 3.00%, 5/30/10	577,864
1,742	Maidenform, Inc., LIBOR + 1.75%, 5/14/10	1,742,424
898	Mapco Express, Inc., LIBOR + 2.75%, 5/15/11	899,344
1,444	Movie Gallery, Inc., Loan B, LIBOR + 5.25%, 4/30/11	1,396,172
1,661	Neiman-Marcus Group, Inc., LIBOR + 2.50%, 4/15/13	1,670,738
1,552	New Page, Loan B, LIBOR + 3.00%, 4/30/12	1,556,021
3,500	Olympus Cable Holdings LLC, Loan B, PRIME + 2.00%, 9/30/10	3,343,046
1,500	Orchard Supply Hardware Stores Corp., Loan B2, LIBOR + 2.45%, 12/09/07	1,500,000
543	Oreck Corp., Loan B, LIBOR + 2.75%, 1/31/12	546,312
	Oriental Trading Co., Inc.,
1,326	Loan B, LIBOR + 2.25%, 8/06/10	1,329,283
1,500	LIBOR + 4.75%, 12/02/10	1,511,250
3,438	OSI Group LLC, Loan B, LIBOR + 1.75%, 9/15/11	3,435,452
1	Pantry, Inc., TBD	1,251
901	PBM Products LLC, Loan B, LIBOR + 3.00%, 7/31/11	900,864
2,140	Pierre Foods, Inc., Loan B, LIBOR + 2.00%, 7/15/10	2,137,325
750	Pivotal Promontory LLC, LIBOR + 6.50%, 9/15/11	745,000
1,960	Prestige Brands Holdings, Inc., Loan B, LIBOR + 2.25%, 4/07/11	1,966,533
956	Propex Fabrics, Inc., Loan B, LIBOR + 2.25%, 8/30/12	954,574
2,000	Quiznos Corp., LIBOR + 2.25%, 5/01/12	1,994,166
2,157	R.H. Donnelley, Inc., Loan D2, LIBOR + 1.50%, 12/31/11	2,146,066
1,497	Roundy’s Supermarkets, Inc., LIBOR + 3.00%, 11/15/11	1,503,732
673	Spectrum Brands, Inc., Loan B, LIBOR + 3.00%, 1/31/12	674,663
1,400	Sturm Foods, Inc., LIBOR, 5/31/11	1,401,750
1,496	Supervalu, Inc., TBD	1,492,509
	Synventive Acquisition, Inc.,
746	Loan B, LIBOR + 3.50%, 7/27/12	723,863
808	LIBOR + 14.0%, 2/17/14	743,419
499	Travelcenters of America, Inc., Loan B, LIBOR + 1.75%, 6/30/11	498,750
923	Tupperware Corp., LIBOR + 1.50%, 11/07/12	917,199
525	Warnaco, Inc., Loan B, LIBOR + 1.50%, 1/31/12	523,031
	Waterpik Technologies, Inc.,
500	LIBOR + 2.25%, 4/15/13	502,500
750	LIBOR + 6.50%, 10/15/13	761,250
	Total Consumer Products	75,470,884

See Notes to Financial Statements.

BlackRock Global Floating Rate Income Trust (BGT) (continued)

Principal
Amount
(000)	Description	Value

	Containers & Packaging—5.5%
$2,636	Bluegrass Container Co. LLC, TBD	$ 2,636,364
200	Covalence Specialty Materials Corp., LIBOR + 3.25%, 8/15/13	201,417
329	Flexsol Packaging Corp., LIBOR + 3.25%, 11/30/11	329,839
	Georgia-Pacific Corp.,
2,494	LIBOR + 2.00%, 2/28/13	2,488,296
1,500	LIBOR + 2.00%, 2/28/14	1,511,682
	Graham Packaging Co. LP,
5,673	Loan B, LIBOR + 2.25%, 10/01/11	5,676,783
1,429	Loan C, LIBOR + 4.25%, 4/01/12	1,445,239
3,425	Graphic Packaging Intl., Inc., Loan C, LIBOR + 2.50%, 8/08/10	3,450,899
1,000	Mark IV Industries, Inc., TBD	1,000,000
	Smurfit-Stone Container Enterprises, Inc.,
896	Loan B, LIBOR + 2.25%, 11/01/11	898,642
750	Loan B1, LIBOR + 2.50%, 2/15/14	965,883
750	Loan C1, LIBOR + 3.00%, 2/15/15	969,223
2,940	Solo Cup, Inc., LIBOR + 2.50%, 2/27/11	2,947,199
	Total Containers & Packaging	24,521,466
	Ecological Services & Equipment—0.5%
	Envirosolutions, Inc.,
432	LIBOR + 3.50%, 2/28/09	435,946
1,568	LIBOR + 3.50%, 7/15/12	1,580,304
	Total Ecological Services & Equipment	2,016,250
	Energy—6.9%
1,500	AES Corp., LIBOR + 1.75%, 4/30/08	1,505,356
1,396	Astoria Generating Co. Acquisitions LLC, Loan B, LIBOR + 2.00%, 2/23/13	1,393,772
	Boart Longyear Co.,
188	LIBOR + 3.00%, 7/28/12	188,844
1,304	LIBOR + 3.00%, 11/30/12	1,307,387
500	LIBOR + 7.00%, 4/30/13	505,000
958	Cellnet Technology, Inc., Loan B, LIBOR + 3.00%, 4/30/12	964,266
	Coffeyville Resources LLC,
893	Loan B, LIBOR + 2.50%, 7/15/12	895,780
600	LIBOR + 2.50%, 6/22/11	601,688
355	Cogentrix Delaware Holdings, Inc., LIBOR + 1.50%, 4/30/12	354,699
500	Coleto Creek Power, Loan C1, LIBOR + 2.00%, 8/05/12	500,000
249	Complete Production Services, Inc., Loan B, LIBOR + 2.50%, 8/31/12	248,958
	El Paso Production Holding Co.,
970	Loan B, LIBOR + 2.75%, 11/30/09	974,310
750	LIBOR + 2.85%, 11/23/09	753,333
1,497	Key Energy Services, Inc., Loan B, LIBOR + 3.25%, 8/15/12	1,501,861
	LSP General Finance Co. LLC,
40	0.875%, 4/15/13	40,236
960	LIBOR + 1.75%, 4/15/13	955,597
469	Mainline LP, LIBOR + 2.38%, 12/31/11	471,792
500	Meg Energy Corp., Loan B, LIBOR + 2.25%, 4/15/13	501,250
432	MGG Holdings, LIBOR + 2.00%, 12/15/10	432,193
998	Mirant NA LLC, Loan B, LIBOR + 1.75%, 1/05/13	994,650
5,006	NRG Energy, Inc., LIBOR + 2.00%, 1/31/13	5,008,714
1,247	Petro Geological Services, Loan B, LIBOR + 2.50%, 12/31/12	1,250,383
389	Petrohawk, LIBOR + 4.50%, 7/31/10	390,833
	Plum Point Energy Associates,
716	Loan B, LIBOR + 3.25%, 3/14/14	717,764
194	LIBOR + 3.75%, 3/14/14	194,852
2,984	Reliant Energy, Inc., LIBOR + 2.38%, 4/30/10	2,981,023
2,123	Semcrude LP, LIBOR + 2.25%, 2/28/11	2,128,947
1,498	Trinidad Energy Services Income Trust, LIBOR + 2.50%, 4/15/11	1,497,500
	Wolf Hollow I LP,
100	0.50%, 6/22/12	99,688
894	Loan B, LIBOR + 2.25%, 6/15/12	891,049
500	LIBOR, 12/15/12	503,750
	Total Energy	30,755,475

See Notes to Financial Statements.

BlackRock Global Floating Rate Income Trust (BGT) (continued)

Principal
Amount
(000)	Description	Value
	Entertainment & Leisure—7.6%
$ 993	Blockbuster Entertainment Corp., Loan B, LIBOR + 3.75%, 8/20/11	$ 992,275
1,965	Boyd Gaming Corp., Loan B, LIBOR + 1.50%, 5/14/11	1,965,000
3,229	CCM Merger, Inc., Loan B, LIBOR + 2.00%, 7/31/12	3,215,783
1,000	Century Theatres, Inc., LIBOR + 1.88%, 3/01/13	1,001,000
750	Edge Las Vegas, LIBOR, 6/15/07	750,000
2,000	Greektown Holdings LLC, Loan B, LIBOR + 2.50%, 12/15/12	2,012,500
2,500	Hallmark Entertainment LLC, Loan B, LIBOR + 2.50%, 12/31/11	2,503,125
1,493	Hit Entertainment Ltd., LIBOR + 2.25%, 8/31/12	1,494,366
	Hollywood Theaters, Inc.,
1,719	LIBOR + 3.25%, 8/01/09	1,727,972
2,500	LIBOR + 7.00%, 1/21/10	2,518,750
1,485	Kerasotes Theatres, Inc., Loan B, LIBOR + 2.50%, 11/01/11	1,488,093
3,005	Metro-Goldwyn-Mayer Studios, Inc., Loan B, LIBOR + 2.25%, 4/15/12	3,017,293
996	Penn National Gaming, Inc., Loan B, LIBOR + 1.75%, 5/31/12	997,072
750	Riverside Casino & Golf Resort LLC, Loan B, LIBOR + 4.00%, 11/15/12	750,000
980	Universal City Development Partners LP, Loan B, LIBOR + 2.00%, 6/30/12	979,387
1,500	Venetian Casino Resorts LLC, Loan B, LIBOR + 1.75%, 6/15/11	1,500,000
	Wembley, Inc.,
995	LIBOR + 2.00%, 8/31/11	994,378
500	LIBOR + 3.75%, 8/31/12	502,917
1,099	Wyndham Intl., Inc., Loan E, LIBOR + 4.50%, 9/11/07	1,099,350
4,000	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., LIBOR + 2.13%, 12/31/11	4,009,168
477	Yellowstone Mountain Club, LIBOR + 2.375%, 10/15/10	477,451
	Total Entertainment & Leisure	33,995,880
	Financial Institutions—12.8%
1,001	Advantage Sales & Marketing, Inc., LIBOR + 2.00%, 4/15/13	990,000
750	Ameritrade Holding Corp., Loan B, LIBOR + 1.50%, 1/31/13	747,938
1,020	Arias Acquisitions, Inc., LIBOR + 3.75%, 7/30/11	1,002,150
2,000	Audatex, LIBOR + 5.50%, 10/15/13 (EUR)	2,611,394
4,975	Billing Services Group, LIBOR + 2.50%, 5/05/12 (EUR)	6,363,276
500	CCC Information Services Group, Inc., Loan B, LIBOR + 2.50%, 2/15/13	501,666
10,000	Century Corp., PRIME + 2.00%, 12/31/09	9,557,140
2	Global Cash Access LLC, TBD	17,860
	GS Holdings Corp.,
64	0.50%, 5/15/13	63,438
686	LIBOR + 1.75%, 5/15/13	684,219
3,354	Jostens, Inc., Loan C, LIBOR + 2.00%, 10/15/11	3,363,807
750	Level 3 Financing, TBD	749,062
2,000	Moeller Group, LIBOR, 9/17/12	2,597,751
1,088	N.E.W. Holdings I LLC, LIBOR + 3.00%, 7/15/11	1,093,075
	Nasdaq Stock Market, Inc.,
1,266	Loan B, LIBOR + 1.75%, 4/18/12	1,263,821
734	Loan C, LIBOR + 1.75%, 4/18/12	732,862
6,000	Navistar Financial Corp., LIBOR + 5.00%, 2/28/09	6,030,000
3,000	NTL, Inc., Loan A, LIBOR + 5.00%, 3/23/11	2,996,250
	Owens Illinois Group, Inc.,
2,000	Loan B, LIBOR, 6/30/13 (EUR)	2,558,101
1,000	Loan B, LIBOR, 6/30/13	999,583
1,493	Pinnoak Resources LLC, LIBOR + 3.25%, 11/22/12	1,485,037
1,247	Professional Service, Inc., Loan B, LIBOR + 3.00%, 10/31/12	1,250,772
1,908	Ripplewood Phosphorus U.S. LLC, LIBOR + 3.25%, 7/16/11	1,884,009
1,500	Targa Resources, Inc., LIBOR + 2.25%, 10/31/07	1,498,750
3,744	TPG Springs, Loan C, TBD (GBP)	5,945,495
461	USI Holdings Corp., Loan B, LIBOR + 2.25%, 7/30/08	464,133
	Total Financial Institutions	57,451,589
	Health Care—8.3%
3,361	Arizant, Inc., LIBOR + 3.75%, 8/15/10	3,369,183
1,995	CCS Medical, Loan B, LIBOR + 3.25%, 10/31/12	1,898,368
2,363	Community Health Systems, Inc., LIBOR + 1.75%, 8/15/11	2,364,580
3,271	Concentra Operating Corp., Loan B, LIBOR + 2.00%, 9/30/11	3,277,132

See Notes to Financial Statements.

BlackRock Global Floating Rate Income Trust (BGT) (continued)

Principal
Amount
(000)	Description	Value
	Health Care—(cont’d)
$ 902	Davita, Inc., Loan B, LIBOR + 2.00%, 6/30/12	$ 903,338
796	Duloxetine Royalty, LIBOR + 4.50%, 10/15/13	800,306
6,000	Healthsouth Corp., Loan B, LIBOR + 3.25%, 3/15/13	5,995,716
2,948	IASIS Healthcare Corp., Loan B, LIBOR + 2.25%, 6/30/11	2,960,395
2,480	Jean Coutu Group, Inc., Loan B, LIBOR + 2.50%, 6/30/11	2,481,585
467	Kinetic Concepts, Inc., Loan B2, LIBOR + 1.75%, 8/05/10	469,983
1,000	Multiplan, Inc., LIBOR + 2.00%, 4/15/13	994,583
1,000	National Renal Institutes, Inc., Loan B, LIBOR + 2.25%, 4/15/13	997,500
	Quintiles Transnational Corp.,
1,001	LIBOR + 2.00%, 3/31/13	998,438
250	LIBOR + 4.00%, 3/31/14	253,203
499	Radnet Management, Inc., Loan B, LIBOR + 4.00%, 3/15/11	497,503
1,001	Select Medical Corp., Loan B , LIBOR +1.75%, 2/28/12	978,491
3,014	U.S. Oncology, Inc., LIBOR + 2.25%, 6/30/11	3,024,853
990	Vanguard Health Holding Co. II, LIBOR + 2.25%, 9/30/11	993,306
	Warner Chilcott Corp.,
2,161	Loan B, LIBOR + 2.50%, 1/18/11	2,168,368
871	Loan C, LIBOR + 2.50%, 1/18/11	873,746
402	Loan D, LIBOR + 2.50%, 1/18/11	403,646
530	LIBOR + 2.50%, 1/18/11	531,342
	Total Health Care	37,235,565
	Industrials—1.8%
150	Acosta, Inc., LIBOR + 5.75%, 6/15/13	153,000
408	Alderwoods Group, Inc., Loan B2, LIBOR + 2.00%, 9/29/09	408,311
	Bolthouse Farms, Inc.,
998	LIBOR + 2.50%, 12/01/12	1,003,111
500	LIBOR + 5.50%, 12/01/13	506,875
403	Chart Industries, Inc., Loan B, LIBOR + 2.00%, 10/15/12	402,526
2,000	Drummond Co., Inc., LIBOR + 1.25%, 2/15/12	1,997,501
	Novelis, Inc.,
229	Loan B, LIBOR + 2.25%, 1/13/10	229,354
398	Loan B, LIBOR + 2.25%, 12/30/11	398,352
625	QTC Acquisition, Inc., LIBOR + 6.50%, 5/04/13	625,000
2,000	Tinnerman Palnut Engineered Products, Inc., LIBOR + 7.75%, 11/01/11	1,940,000
308	Worldspan LP, LIBOR + 2.75%, 6/30/07	304,075
	Total Industrials	7,968,105
	Media—16.3%
1,840	Alliance Atlantis Communications, Inc., Loan C, LIBOR + 1.50%, 11/30/11	1,834,705
	American Lawyers Media, Inc.,
1,719	LIBOR + 2.50%, 3/15/10	1,714,244
2,000	LIBOR + 5.75%, 3/07/11	2,011,500
1,000	American Media Operations, Inc., Loan B, LIBOR + 3.00%, 1/31/13	1,005,750
973	Bragg Communications, Inc., Loan B, LIBOR + 2.00%, 9/15/11	972,576
1,250	Bresnan Communications Group LLC, LIBOR + 2.00%, 10/15/13	1,256,980
6,398	Cablecom SCA, Loan A, LIBOR, 12/31/10 (CHF)	5,235,632
4,000	Cablevision Systems Corp., LIBOR + 1.50%, 3/31/13	3,977,916
2,000	Century TCI California LP, PRIME, 12/31/07	1,983,334
	Cequel Communications LLC,
3,500	Loan B, LIBOR + 2.25%, 11/01/13	3,477,498
2,500	LIBOR + 2.25%, 11/01/13	2,483,928
3,500	Charter Communications Holdings LLC/Charter Communication Holdings Capital Corp.,
	LIBOR + 2.63%, 4/28/13	3,505,148
739	CMP Susquehanna Corp., Loan B, LIBOR + 2.00%, 5/05/12	738,593
3,443	Dex Media East LLC, Loan B, LIBOR + 1.50%, 12/31/08	3,424,338
	Dex Media West LLC,
882	Loan B1, LIBOR + 1.50%, 9/09/10	877,016
1,566	Loan B2, LIBOR + 1.50%, 9/01/09	1,556,750
2,000	DirecTV Holdings LLC, Loan B, LIBOR + 1.50%, 3/06/10	1,998,612
798	Emmis Communications Co., Loan B, LIBOR + 1.75%, 5/15/12	799,101
1,250	Gatehouse Media Operating, Inc., TBD	1,247,656

See Notes to Financial Statements.

BlackRock Global Floating Rate Income Trust (BGT) (continued)

Principal
Amount
(000)	Description	Value
	Media—(cont’d)
	Insight Midwest Holdings LLC,
$ 3,550	Loan A, LIBOR + 1.25%, 6/30/09	$ 3,530,560
2,977	Loan C, LIBOR + 2.00%, 12/31/09	2,975,606
4,000	KDG Media Technologies AG, Loan A, PRIME, 3/31/12 (EUR)	5,128,409
1,496	Liberty Cablevision of Puerto Rico Ltd., LIBOR + 2.25%, 2/15/13	1,493,445
1,500	Mediacom Broadband LLC, TBD	1,494,375
1,971	Mediacom Communications Corp., Loan A, LIBOR + 1.00%, 3/31/10	1,952,125
1,975	Mediacom Illinois LLC, Loan C, LIBOR + 1.75%, 1/15/15	1,967,240
300	Medianews Group, Inc., TBD	300,125
1,936	Mission Broadcasting, Inc., Loan B, LIBOR + 1.75%, 8/14/12	1,931,345
	NEP Supershooters LP,
676	LIBOR + 4.00%, 2/01/11	681,610
500	LIBOR + 8.00%, 8/01/11	505,000
1,250	New Wave Communications, TBD	1,250,000
1,926	Nexstar Finance, Inc., Loan B, LIBOR + 1.75%, 8/14/12	1,921,055
500	Prism Business Media, Inc., Loan B, LIBOR + 2.25%, 10/15/12	500,000
750	Puerto Rico Cable Acquisition Co., LIBOR + 6.25%, 7/31/11	753,750
748	Quebecor Media, Inc., Loan B, LIBOR + 2.00%, 1/17/13	749,528
	TDC,
1,000	Loan B2, TBD	1,290,535
1,000	Loan C2, TBD	1,295,705
148	Triple Crown Media, Inc., LIBOR + 3.25%, 12/30/12	147,610
500	Wide Open West Finance LLC, Loan B, LIBOR + 2.25%, 4/30/13	500,000
1,919	WMG Acquisition Corp., LIBOR + 2.00%, 4/08/11	1,920,678
997	Young Broadcasting, Inc., LIBOR + 2.50%, 11/01/12	992,514
	Total Media	73,382,492
	Publishing—0.2%
748	Endurance Business Media, Loan B, LIBOR + 2.25%, 3/15/12	748,125
	Real Estate—1.4%
1,055	Acoustical Materials, LIBOR + 2.75%, 4/30/12	1,054,567
2,596	Headwaters, Inc., LIBOR + 2.00%, 4/30/11	2,597,906
781	Kyle Acquisition Group LLC, LIBOR + 2.00%, 7/31/08	780,371
866	Lake Las Vegas Resort, LIBOR + 2.75%, 10/13/09	866,594
496	Masonite Intl. Corp., LIBOR + 2.00%, 3/31/13	489,717
403	Stewart Enterprises, Inc., Loan B, LIBOR + 1.75%, 11/30/11	402,737
	Total Real Estate	6,191,892
	Technology—4.4%
500	Activant Solutions, Inc., Loan B, LIBOR + 2.00%, 4/30/13	495,312
748	Affiliated Computer Services, Inc., Loan B, LIBOR + 2.00%, 3/31/13	746,259
750	Crown Castle Intl. Corp., TBD	752,813
2,908	Directed Electronics, Inc., LIBOR + 2.25%, 3/15/10	2,917,837
500	Electrical Components Intl. Holdings Co., LIBOR + 6.50%, 5/19/14	501,250
495	Federal IT Systems, Inc., LIBOR + 2.50%, 4/30/11	497,165
1,001	Nuance Communications, Inc., LIBOR + 2.00%, 12/29/13	991,875
	Sensata Technologies BV,
2,000	Loan B, LIBOR + 1.75%, 4/30/13	1,986,786
1,500	TBD (EUR)	1,918,576
352	SS&C Technologies, Inc., LIBOR + 2.50%, 11/04/12	352,972
2,481	Sungard Data Systems, Inc., Loan B, LIBOR + 2.50%, 1/05/13	2,487,247
2,114	UGS Corp., LIBOR + 2.00%, 5/30/11	2,108,436
2,868	Verifone, Inc., Loan B, LIBOR + 1.75%, 6/30/11	2,864,238
1,286	Westcom Corp., Loan B, LIBOR + 2.75%, 12/31/10	1,290,884
	Total Technology	19,911,650
	Telecommunications—7.2%
1,000	Alaska Communications Systems Holdings, Inc., LIBOR + 1.75%, 1/31/12	998,000
2,000	Atlantic Broadband Finance LLC, Loan B1, LIBOR + 2.75%, 1/30/11	2,031,250
450	Cavalier Telecom, Loan B, LIBOR + 4.50%, 3/31/12	454,500
4,369	Centennial Cellular Operating Co., LIBOR + 2.25%, 2/09/11	4,380,037
500	Communication Supply Corp., LIBOR + 2.75%, 2/28/12	500,000

See Notes to Financial Statements.

BlackRock Global Floating Rate Income Trust (BGT) (continued)

	Principal
	Amount
Rating[1]	(000)	Description	Value
		Telecommunications—(cont’d)
	$ 500	Country Road Communications LLC, LIBOR, 6/30/13	$ 506,250
	750	Fairpoint Communications, Inc., LIBOR + 1.75%, 2/15/12	746,813
	988	Intelsat Zeus Ltd., PRIME + 0.75%, 7/31/11	987,088
	2,000	Iowa Telecommunications Services, Inc., Loan B, LIBOR + 1.75%, 11/30/11	1,999,584
		IPC Acquisition Corp.,
	959	LIBOR + 2.75%, 8/15/11	961,508
	750	LIBOR + 7.25%, 8/15/12	757,500
	1,000	Madison River Capital LLC, Loan B1, LIBOR + 2.25%, 7/31/12	1,001,250
	500	Nortel Networks Corp., Loan A, LIBOR + 2.00%, 2/15/07	498,750
	741	NTELOS, Inc., LIBOR + 2.25%, 2/24/10	739,468
	750	Nuvox Communications, TBD	755,625
		PanAmSat Corp.,
	819	Loan A1, LIBOR + 2.50%, 8/20/09	819,818
	428	Loan A2, LIBOR + 2.50%, 8/20/09	427,588
	1,970	Loan B1, LIBOR + 2.00%, 7/16/11	1,975,492
	2,000	Qwest Corp., Loan A, LIBOR + 4.75%, 6/30/07	2,027,750
	449	Triton PCS, Inc., LIBOR + 3.25%, 11/15/09	450,884
	1,433	Valor Telecommunication Enterprises II LLC, Loan B, LIBOR + 1.75%, 2/28/12	1,432,736
		Wind Acquisition Finance SA,
	2,000	Loan B1, LIBOR + 2.75%, 7/31/12	2,564,496
	2,000	Loan C1, LIBOR + 3.25%, 7/31/13	2,577,287
	2,000	TBD	2,552,105
		Total Telecommunications	32,145,779
`		Transportation—1.2%
	875	Delta Air Lines, Inc., Loan A, LIBOR + 2.75%, 4/15/08	882,344
	360	Sirva Worldwide, Inc., LIBOR + 4.50%, 12/31/09	350,062
	607	Transport Industries LP, Loan B, LIBOR + 2.50%, 9/30/11	608,501
	875	UAL Corp., Loan B, LIBOR + 3.75%, 1/31/12	883,203
	2,500	Vanguard Car Rental Holdings, Inc., TBD	2,503,125
		Total Transportation	5,227,235
		Total Bank Loans	525,441,763
		Foreign Government Bonds—24.7%
B	3,840	Argentina Republic, 4.005%, 8/03/12	3,175,680
BB-	4,357	Bolivarian Republic of Venezuela, 2.75%, 12/18/07	4,356,736
		Federative Republic of Brazil,
BB	9,435[3]	7.72%, 6/29/09	10,732,312
BB	640	Ser. B, 10.00%, 8/07/11	727,360
B+	1,600	Islamic Republic of Pakistan, 6.75%, 2/19/09	1,570,778
BB+	5,689[3]	Kingdom of Morocco, 5.688%, 1/02/09	5,631,998
A-	800[4]	Malaysia, 8.75%, 6/01/09	858,000
A	2,400[4]	Republic of Chile, 6.875%, 4/28/09	2,469,000
NR	1,200[3]	Republic of Colombia, 8.047%, 3/17/13	1,311,000
BB	3,200	Republic of Costa Rica, 9.335%, 5/15/09	3,416,000
BB+	800	Republic of El Salvador, 9.50%, 8/15/06	803,200
		Republic of Panama,
BB	12,714	2.75%, 7/17/16	12,714,273
BB	2,000	8.25%, 4/22/08	2,070,000
		Republic of Peru,
BB	5,432	4.50%, 3/07/17	5,173,980
BB	2,400	9.125%, 1/15/08	2,496,000
BBB+	2,400[4]	Republic of South Africa, 7.375%, 4/25/12	2,502,000
BB-	2,400	Republic of the Philippines, 8.875%, 4/15/08	2,474,347
BB-	2,400	Republic of Turkey, 12.00%, 12/15/08	2,616,000
NR	950	Republic of Uruguay, 6.875%, 1/19/16 (EUR)	1,163,456
		Republic of Venezuela,
BB-	2,214	3.063%, 3/31/07	2,213,931
BB-	4,000[3]	6.09%, 4/20/11	3,990,000
NR	4,800	9.125%, 6/18/07	4,903,200
BB-	2,000	11.00%, 3/05/08 (EUR)	2,821,074

See Notes to Financial Statements.

BlackRock Global Floating Rate Income Trust (BGT) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value
			Foreign Government Bonds—(cont’d)
BBB	$ 4,000		Russian Federation, 10.00%, 6/26/07	$ 4,148,000
			Ukraine,
BB-	16,100[2]	,3,4	6.365%, 8/05/09	16,864,750
BB-	2,800[2]		6.875%, 3/04/11	2,730,000
			United Mexican States,
BBB	4,800[3]	,4	5.75%, 1/13/09	4,834,800
NR	10,000		8.00%, 12/24/08 (MXN)	879,974
NR	9,820		9.00%, 12/22/11 (MXN)	883,876
			Total Foreign Government Bonds	110,531,725

	Shares
			Common Stock—0.0%
	947[5]		Critical Care Systems Intl., Inc.	4,482
			Total investments—164.1% (cost $732,049,8066)	$ 734,292,458
			Liabilities in excess of other assets—(9.7)%	(43,367,262)
			Preferred shares at redemption value, including dividends payable—(54.4)%	(243,516,274)
			Net Assets Applicable to Common Shareholders—100%	$ 447,408,922

[1]Using the higher of S&P, Moody’s or Fitch rating.

[2]Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of June 30, 2006, the Trust held 7.2% of its net assets, with a current market value of $32,258,997, in securities restricted as to resale.

[3]Variable rate security. Rate shown is interest rate as of June 30, 2006.
[4]Entire or partial principal amount pledged as collateral for reverse repurchase agreements. See Note 4 in the Notes to Financial Statements for details of open reverse repurchase agreements.
[5]Non-income producing security.

[6]Cost for Federal income tax purposes is $732,180,724. The net unrealized appreciation on a tax basis is $2,111,734, consisting of $7,641,991 gross unrealized appreciation and $5,530,257 gross unrealized depreciation.

A category in the Corporate Bonds and Bank Loans sections may contain multiple industries as defined by the Securities and Exchange Commission’s (“SEC’s”) Standard Industry Codes.

KEY TO ABBREVIATIONS
CHF	—	Swiss Franc	GBP	—	British Pound
CND	—	Canadian Dollar	MXN	—	Mexican Peso
EUR	—	European Monetary Unit	TBD	—	To Be Determined

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
JUNE 30, 2006

BlackRock High Income Shares (HIS)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			LONG-TERM INVESTMENTS—141.4%
			Corporate Bonds—139.6%
			Aerospace & Defense—5.7%
BB-	$ 250		AAR Corp., 6.875%, 12/15/07	$ 250,313
B	630		Argo-Tech Corp., 9.25%, 6/01/11	648,900
B+	80		Armor Holdings, Inc., 8.25%, 8/15/13	82,800
BB	1,750		Availl, Inc., 7.625%, 7/01/11	1,824,375
			BE Aerospace, Inc.,
BB-	1,135		8.50%, 10/01/10	1,194,587
B	420		8.875%, 5/01/11	434,700
B	2,875		DI Finance/DynCorp. Intl., 9.50%, 2/15/13	2,990,000
B	170		DRS Technologies, Inc., 7.625%, 2/01/18	168,725
BB	270		Sequa Corp., 9.00%, 8/01/09	284,175
			Total Aerospace & Defense	7,878,575
			Automotive—3.0%
			Autonation, Inc.,
BB+	360[2]		7.00%, 4/15/14	356,400
BB+	360[2]	,3	7.045%, 4/15/13	363,600
BB-	70[2]	,3	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 7.576%, 5/15/14	69,650
CCC-	500		Delco Remy Intl., Inc., 9.375%, 4/15/12	280,000
CCC	130		Dura Operating Corp., 8.625%, 4/15/12	110,500
B	405		Lear Corp., 8.11%, 5/15/09	392,850
BB-	22		Meritor Automotive, Inc., 6.80%, 2/15/09	21,450
CCC+	1,735		Metaldyne Corp., 10.00%, 11/01/13	1,674,275
CCC+	200		Stanadyne Corp., 10.00%, 8/15/14	185,500
B	155		Tenneco, Inc., 8.625%, 11/15/14	155,000
BB-	550		TRW Automotive, Inc., 9.375%, 2/15/13	584,375
			Total Automotive	4,193,600
			Basic Materials—14.7%
			Abitibi-Consolidated, Inc., (Canada)
B+	155		6.00%, 6/20/13	125,550
B+	180		8.375%, 4/01/15	163,800
B+	595		AK Steel Corp., 7.75%, 6/15/12	586,075
B-	1,200		Alpha Natural Resources LLC/Alpha Natural Resources Capital Corp., 10.00%, 6/01/12	1,287,000
B	215[2]	,3	BCI US Finance Corp./Borden 2 Nova Scotia Finance ULC, 9.099%, 7/15/10	219,300
BB-	350[3]		Bowater, Inc., 7.91%, 3/15/10	352,625
B+	275		Catalyst Paper Corp., 7.375%, 3/01/14 (Canada)	246,125
BB+	60		Chemtura Corp., 6.875%, 6/01/16	57,975
BB-	1,010		Del Monte Corp., 8.625%, 12/15/12	1,037,775
			Domtar, Inc. (Canada),
B+	160		7.125%, 8/15/15	139,200
B+	640		7.875%, 10/15/11	603,200
B+	390		Donohue Forest Products, 7.625%, 5/15/07 (Canada)	393,900
			Equistar Chemicals LP/Equistar Funding Corp.,
BB-	125		8.75%, 2/15/09	128,750
BB-	2,780		10.125%, 9/01/08	2,939,850
BB-	1,250		10.625%, 5/01/11	1,343,750
B3	500[2]		Huntsman Intl. LLC, 7.375%, 1/01/15	468,750
			Huntsman LLC,
Ba3	1,450		11.625%, 10/15/10	1,605,875
B2	420[3]		12.318%, 7/15/11	437,850
BB	200		IMC Global, Inc., 10.875%, 6/01/08	213,000
B2	985[2]		Ineos Group Holdings PLC, 8.50%, 2/15/16 (United Kingdom)	928,362
CCC+	2,205		Innophos, Inc., 8.875%, 8/15/14	2,180,194
B+	300		Jacuzzi Brands, Inc., 9.625%, 7/01/10	316,500
BB+	790		Lyondell Chemical Co., 10.50%, 6/01/13	870,975
B-	345		Nalco Co., 8.875%, 11/15/13	346,294
B3	985		NewPage Corp., 10.00%, 5/01/12	1,019,475

See Notes to Financial Statements.

BlackRock High Income Shares (HIS) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value
			Basic Materials—(cont’d)
			Nova Chemicals Corp. (Canada),
BB	$ 100		6.50%, 1/15/12	$ 92,000
BB	1,260[3]		8.405%, 11/15/13	1,260,000
			Rhodia SA (France),
B-	980		8.875%, 6/01/11	982,450
B-	162		10.25%, 6/01/10	173,340
			Total Basic Materials	20,519,940
			Building & Development—3.9%
B2	540[2]		Compression Polymers Corp., 10.50%, 7/01/13	548,100
B	2,000		ERICO Intl. Corp., 8.875%, 3/01/12	2,045,000
B-	1,000		Goodman Global Holding Co., Inc., 7.875%, 12/15/12	967,500
Ba2	1,000		K Hovnanian Enterprises, Inc., 7.75%, 5/15/13	912,500
			North American Energy Partners, Inc. (Canada),
Caa1	685		8.75%, 12/01/11	661,025
B	330		9.00%, 6/01/10	348,150
			Total Building & Development	5,482,275
			Consumer Products—8.5%
CCC+	695[3]		Ames True Temper, Inc., 9.068%, 1/15/12	682,837
CCC+	475[2]		Burlington Coat Factory Warehouse Corp., 11.125%, 4/15/14	456,000
B-	565		Cenveo Corp., 7.875%, 12/01/13	550,875
B3	280 [2]		Education Management LLC/Education Management Corp., 8.75%, 6/01/14	277,200
B-	930		Finlay Fine Jewelry Corp., 8.375%, 6/01/12	806,775
B	928		Gold Kist, Inc., 10.25%, 3/15/14	969,760
B-	1,585[2]		Knowledge Learning Corp., Inc., 7.75%, 2/01/15	1,450,275
B-	2,425		Lazydays RV Center, Inc., 11.75%, 5/15/12	2,291,625
B	110[3]		Levi Strauss & Co., 7.73%, 4/01/12	111,650
CCC-	1,230		Merisant Co., 9.50%, 7/15/13	774,900
B2	240[2]		Neiman-Marcus Group, Inc., 9.00%, 10/15/15	250,800
B3	110[2]	,3	Nutro Products, Inc., 9.23%, 10/15/13	112,063
			Quebecor World, Inc. (Canada),
BB-	85		6.125%, 11/15/13	70,468
BB-	490[2]		8.75%, 3/15/16	445,570
BB-	400		Quiksilver, Inc., 6.875%, 4/15/15	369,000
BB+	350[2]		Reynolds American, Inc., 7.625%, 6/01/16	341,688
			Rite Aid Corp.,
B-	750		4.75%, 12/01/06	743,437
B-	355[2]		6.125%, 12/15/08	345,681
BB-	250		8.125%, 5/01/10	251,563
CCC+	500		Swift & Co., 12.50%, 1/01/10	497,500
			Total Consumer Products	11,799,667
			Containers & Packaging—6.6%
B1	430[2]		Crown Americas LLC/Crown Americas Capital Corp., 7.75%, 11/15/15	421,400
B	1,575		Crown Cork & Seal, Inc., 8.00%, 4/15/23	1,449,000
B	285		Crown European Holdings SA, 7.375%, 12/15/26	248,663
CCC+	125		Graham Packaging Co., Inc., 8.50%, 10/15/12	122,500
B+	1,000		Jefferson Smurfit Corp., 7.50%, 6/01/13	895,000
B	2,600		Owens Brockway, 8.25%, 5/15/13	2,619,500
B	250		Owens Illinois, Inc., 7.35%, 5/15/08	251,875
B-	250[2]		Packaging Dynamics Finance Corp., 10.00%, 5/01/16	250,000
CCC+	945[2]		Pregis Corp., 12.375%, 10/15/13	982,800
B+	1,870		Smurfit-Stone Container Enterprises, Inc., 9.75%, 2/01/11	1,923,762
			Total Containers & Packaging	9,164,500
			Ecological Services & Equipment—1.2%
BB-	200		Allied Waste NA, Inc., 8.50%, 12/01/08	207,000
B	400		Casella Waste Systems, Inc., 9.75%, 2/01/13	418,500
CCC	800		Waste Services, Inc., 9.50%, 4/15/14	805,000
B2	300[2]		WCA Waste Corp., 9.25%, 6/15/14	303,000
			Total Ecological Services & Equipment	1,733,500

See Notes to Financial Statements.

BlackRock High Income Shares (HIS) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value
			Energy—18.2%
BB	$ 250		AES Corp., 9.50%, 6/01/09	$ 265,000
Ba2	285		ANR Pipeline Co., 9.625%, 11/01/21	329,887
B2	305		Aquila Finance Corp., 7.75%, 6/15/11 (Canada)	315,675
B	420 [2]		Chaparral Energy, Inc., 8.50%, 12/01/15	416,850
			Chesapeake Energy Corp.,
BB	435		6.375%, 6/15/15	404,550
BB	235		6.625%, 1/15/16	220,313
BB-	110		ChipPAC, Inc., 2.50%, 6/01/08	107,763
			CMS Energy Corp.,
BB-	80		7.50%, 1/15/09	81,200
BB-	160		8.50%, 4/15/11	166,800
BB-	390		Compagnie Generale de Geophysique SA, 7.50%, 5/15/15 (France)	381,225
B	815		Compton Petroleum Finance Corp., 7.625%, 12/01/13	768,137
B	1,875		Dynegy Danskammer LLC, 7.27%, 11/08/10	1,875,000
NR	740		East Cameron Gas Co., 11.25%, 7/09/19 (Cayman Islands)	740,000
B+	60[2]		Edison Mission Energy, 7.50%, 6/15/13	58,800
			El Paso Corp.,
B	3,250[2]		9.625%, 5/15/12	3,514,062
B	205[2]		10.75%, 10/01/10	224,219
Ba2	50		El Paso Natural Gas Co., 8.875%, 6/15/32	53,250
B+	682		Elwood Energy LLC, 8.159%, 7/05/26	736,188
B-	1,180		Exco Resources, Inc., 7.25%, 1/15/11	1,126,900
Ba1	100		Grant Prideco, Inc., 6.125%, 8/15/15	92,000
			Hilcorp Energy I LP/Hilcorp Finance Corp.,
B	775[2]		7.75%, 11/01/15	732,375
B	139[2]		10.50%, 9/01/10	149,773
BBB-	152		Homer City Funding LLC, 8.734%, 10/01/26	169,194
B-	720		KCS Energy, Inc., 7.125%, 4/01/12	678,600
			Midwest Generation LLC,
B+	200		8.56%, 1/02/16	210,759
Ba3	295		8.75%, 5/01/34	313,438
			Mirant Americas Generation LLC,
B	180		8.30%, 5/01/11	177,750
B	1,160		9.125%, 5/01/31	1,131,000
B2	1,465		Mission Energy Holdings Co., 13.50%, 7/15/08	1,637,137
			NRG Energy, Inc.,
B1	100		7.25%, 2/01/14	97,625
B1	570		7.375%, 2/01/16	556,462
B-	1,510		Orion Power Holdings, Inc., 12.00%, 5/01/10	1,713,850
B+	130[2]		Pogo Producing Co., 7.875%, 5/01/13	129,025
			Reliant Energy, Inc.,
BB-	210		6.75%, 12/15/14	193,725
BB-	285		9.25%, 7/15/10	285,000
Ba1	734		Salton SEA Funding, 8.30%, 5/30/11	766,623
Ba2	305		Southern Natural Gas Co., 8.00%, 3/01/32	312,625
B	400[2]	,3	Stone Energy Corp., 8.24%, 7/15/10	399,816
B-	345[2]		Targa Resources, Inc., 8.50%, 11/01/13	332,925
Ba2	591[2]		Tenaska Alabama Partners LP, 7.00%, 6/30/21	573,422
BBB-	60		Transcontinental Gas Pipe Line Corp., 7.25%, 12/01/26	58,200
BBB-	200		TXU Corp., 6.55%, 11/15/34	176,037
			Whiting Petroleum Corp.,
B2	35		7.00%, 2/01/14	33,075
B2	650		7.25%, 5/01/13	835,200
BB+	1,660		Williams Cos., Inc., 8.75%, 3/15/32	1,817,700
			Total Energy	25,359,155
			Entertainment & Leisure—5.6%
B3	470		AMC Entertainment, Inc., 11.00%, 2/01/16	502,900
BB+	500		Caesars Entertainment, Inc., 7.875%, 3/15/10	518,750
Ba3	250[3]		Felcor Lodging LP, 9.57%, 6/01/11	257,500

See Notes to Financial Statements.

BlackRock High Income Shares (HIS) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value
			Entertainment & Leisure—(cont’d)
			Gaylord Entertainment Co.,
B-	$ 450		6.75%, 11/15/14	$ 417,375
B-	1,000		8.00%, 11/15/13	998,750
B3	840[2]		Greektown Holdings LLC, 10.75%, 12/01/13	883,050
B	350[2]		Pokagon Gaming Authority, 10.375%, 6/15/14	361,813
B	905		Poster Financial Group, Inc., 8.75%, 12/01/11	938,937
B-	705		Riddell Bell Holdings, Inc., 8.375%, 10/01/12	694,425
BBB-	500		Royal Caribbean Cruises Ltd., 6.875%, 12/01/13	489,942
B+	140[2]		San Pasqual Casino, 8.00%, 9/15/13	140,350
BB	630		Seneca Gaming Corp., 7.25%, 5/01/12	613,462
B+	300		Station Casinos, Inc., 6.625%, 3/15/18	272,250
B	500		Virgin River Casino, 9.00%, 1/15/12	500,000
B+	150		Warner Music Group, 7.375%, 4/15/14	145,125
B+	125		Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.625%, 12/01/14	118,906
			Total Entertainment & Leisure	7,853,535
			Financial Institutions—12.8%
B+	277		AES Ironwood LLC, 8.857%, 11/30/25	299,808
B	625		BCP Crystal US Holdings Corp., 9.625%, 6/15/14 (Luxembourg)	671,875
BB	170		Crum & Forster Holdings Corp., 10.375%, 6/15/13	172,975
			E*Trade Financial Corp.,
Ba2	220		7.375%, 9/15/13	220,000
Ba2	205		7.875%, 12/01/15	210,125
BB	1,075		Fairfax Financial Holdings Ltd., 7.75%, 4/26/12 (Canada)	946,000
			Ford Motor Credit Co.,
BB	190		5.70%, 1/15/10	165,584
BB	450		7.25%, 10/25/11	399,170
BB	1,620		General Motors Acceptance Corp., 6.875%, 9/15/11-8/28/12	1,543,987
			iPayment, Inc.,
CCC+	1,015[2]		9.75%, 5/15/14	1,020,075
NR	1,600[2]		11.625%, 7/15/14	1,584,000
B-	1,745		K&F Acquisition, Inc., 7.75%, 11/15/14	1,718,825
B2	1,655[2]		Nell AF SARL, 8.375%, 8/15/15 (Luxembourg)	1,592,938
B+	2,550[2]		Rainbow National Services LLC, 10.375%, 9/01/14	2,824,125
Caa1	2,130		Standard Aero Holdings, Inc., 8.25%, 9/01/14	1,879,725
B-	110[3]		Universal City Florida Holding Co. I/II, 7.96%, 5/01/10	112,750
B-	2,500		Visant Corp., 7.625%, 10/01/12	2,425,000
Aa3	110		Western Financial Bank, 9.625%, 5/15/12	121,404
			Total Financial Institutions	17,908,366
			Health Care—6.4%
B	1,115[2]		Angiotech Pharmaceuticals, Inc., 7.75%, 4/01/14 (Canada)	1,073,188
			Healthsouth Corp.,
B3	2,450[2]		10.75%, 6/15/16	2,387,892
B3	965[2]	,3	11.418%, 6/15/14	950,525
B-	900		Norcross Safety Products LLC/Norcross Capital Corp., 9.875%, 8/15/11	933,750
B-	330		Select Medical Corp., 7.625%, 2/01/15	285,450
B	670		Tenet Healthcare Corp., 6.875%, 11/15/31	534,325
B-	1,190		Universal Hospital Services, Inc., 10.125%, 11/01/11	1,234,625
B-	1,500		VWR Intl., Inc., 8.00%, 4/15/14	1,456,875
			Total Health Care	8,856,630
			Industrials—7.8%
B	1,000		Blount, Inc., 8.875%, 8/01/12	997,500
B+	1,000		H&E Equipment Services LLC/H&E Finance Corp., 11.125%, 6/15/12	1,104,290
B-	575		NationsRent Cos., Inc., 9.50%, 5/01/15	610,938
CCC+	200		Polypore, Inc., 8.75%, 5/15/12	190,000
BB-	1,910		Rent-A-Center, Inc., 7.50%, 5/01/10	1,895,675
BB	772		Service Corp. Intl., 7.70%, 4/15/09	775,860
B3	1,720[2]		Sunstate Equipment Co. LLC, 10.50%, 4/01/13	1,771,600
B+	175		Terex Corp., 7.375%, 1/15/14	172,375
CCC+	610		Trimas Corp., 9.875%, 6/15/12	555,100

See Notes to Financial Statements.

BlackRock High Income Shares (HIS) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value
			Industrials—(cont’d)
			United Rentals NA, Inc.,
B	$ 1,900		7.00%, 2/15/14	$ 1,738,500
B	1,050		7.75%, 11/15/13	997,500
			Total Industrials	10,809,338
			Media—16.9%
B-	980[2]		Affinion Group, Inc., 10.125%, 10/15/13	982,450
CCC	565		American Media Operations, Inc., 10.25%, 5/01/09	528,275
B+	750[3]		Cablevision Systems Corp., 8.716%, 4/01/09	795,000
			Charter Communications Holdings II, LLC/Charter Communications Holdings II Capital Corp.,
Caa1	2,940		10.25%, 9/15/10	2,947,350
Caa1	565[2]		10.25%, 9/15/10	565,000
B	500[2]		Charter Communications Operating/Charter Communications Operating Capital, 8.375%, 4/30/14	500,625
B3	715[2]		CMP Susquehanna Corp., 9.875%, 5/15/14	664,950
BB	500		Dex Media East LLC/Dex Media East Finance Co., 9.875%, 11/15/09	528,750
B	1,088		Dex Media West LLC/Dex Media Finance Co., 9.875%, 8/15/13	1,179,120
B	1,000		Echostar Communications Corp., 5.75%, 5/15/08	980,000
			Echostar DBS Corp.,
BB-	325[2]		7.125%, 2/01/16	310,375
BB-	365[3]		8.758%, 10/01/08	370,475
B2	350		Emmis Operating Co., 6.875%, 5/15/12	345,625
B	250		General Cable Corp., 9.50%, 11/15/10	268,125
CCC+	410		Houghton Mifflin Co., 9.875%, 2/01/13	426,400
B1	590		LIN Television Corp., 6.50%, 5/15/13	538,375
B	465		Medianews Group, Inc., 6.875%, 10/01/13	426,056
B2	495[2]		Network Communications, Inc., 10.75%, 12/01/13	487,575
B3	770		Nexstar Finance, Inc., 7.00%, 1/15/14	700,700
B2	575[2]	,3	Paxson Communications Corp., 8.318%, 1/15/12	579,313
			Primedia, Inc.,
B2	1,740		8.00%, 5/15/13	1,566,000
B2	940[3]		9.165%, 5/15/10	961,150
B	2,635[2]		RH Donnelley Corp., 8.875%, 1/15/16	2,592,181
BB+	410		Scholastic Corp., 5.00%, 4/15/13	352,305
B	225		Sinclair Broadcast Group, Inc., 4.875%, 7/15/18	198,441
Caa1	280		Sirius Satellite Radio, Inc., 9.625%, 8/01/13	263,900
CCC+	175[2]		Unity Media GmbH, 10.375%, 2/15/15 (Germany)	173,250
			Vertis, Inc.,
B3	1,020		9.75%, 4/01/09	1,037,850
CCC	665		10.875%, 6/15/09	653,363
Caa3	250[2]		13.50%, 12/07/09	203,125
Caa2	1,550		Young Broadcasting, Inc., 10.00%, 3/01/11	1,371,750
			Total Media	23,497,854
			Technology—7.9%
			Amkor Technology, Inc.,
CCC	160		5.00%, 3/15/07	157,713
CCC+	1,270		9.25%, 6/01/16	1,203,325
B+	1,235		Celestica, Inc., 7.625%, 7/01/13 (Canada)	1,197,950
BB+	500		Fisher Scientific Intl., Inc., 3.25%, 3/01/24	556,250
B+	200[2]		Hynix Semiconductor, Inc., 9.875%, 7/01/12 (South Korea)	212,750
			MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co. (Luxembourg),
Ba3	85[3]		7.741%, 12/15/11	80,750
B2	490		8.00%, 12/15/14	406,700
B2	470[2]		Sensata Technologies BV, 8.00%, 5/01/14 (Netherlands)	457,075
CCC+	530[2]		SS&C Technologies, Inc., 11.75%, 12/01/13	548,550
BB	900		STATS ChipPAC Ltd., 7.50%, 7/19/10 (Singapore)	875,250
			Sungard Data Systems, Inc.,
B-	690[2]	,3	8.525%, 8/15/13	727,950
B-	235[2]		9.125%, 8/15/13	245,575
B-	1,520[2]		10.25%, 8/15/15	1,577,000
B	865		Superior Essex Communications LLC/Essex Group, Inc., 9.00%, 4/15/12	880,137
B-	440[2]		UGS Capital Corp. II, 10.375%, 6/01/11	434,500
B-	890		UGS Corp., 10.00%, 6/01/12	958,975

See Notes to Financial Statements.

BlackRock High Income Shares (HIS) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value
			Technology—(cont’d)
BB+	$ 500		Xerox Corp., 7.625%, 6/15/13	$ 503,750
			Total Technology	11,024,200
			Telecommunications—17.6%
A-	750[3]		Airgate PCS, Inc., 6.891%, 10/15/11	766,875
BB-	1,000		American Tower Corp., 7.125%, 10/15/12	997,500
B+	645		Centennial Communications Corp., 8.125%, 2/01/14	620,813
BB-	2,085		Cincinnati Bell, Inc., 7.25%, 7/15/13	2,048,512
B3	170[3]		Hawaiian Telcom Communications, Inc., 10.789%, 5/01/13	172,975
B+	500		Insight Midwest LP/Insight Capital, 10.50%, 11/01/10	521,250
			Intelsat Ltd. (Bermuda),
BB-	855		8.875%, 1/15/15	861,413
BB-	420[2]		9.25%, 6/15/16	435,225
BB-	895[3]		9.609%, 1/15/12	906,187
B	1,000[2]	,3	11.64%, 6/15/13	1,020,000
			Lucent Technologies, Inc.,
B1	965		6.45%, 3/15/29	820,250
B1	2,200		6.50%, 1/15/28	1,842,500
B+	1,980[2]		Nordic Telephone Co. Holdings ApS, 8.875%, 5/01/16 (Denmark)	2,034,450
B-	150		Nortel Networks Corp., 6.875%, 9/01/23 (Canada)	120,000
B-	880[2]	,3	Nortel Networks Ltd., 9.73%, 7/15/11 (Canada)	895,400
			PanAmSat Corp.,
B	1,517		9.00%, 8/15/14	1,547,340
B	700[2]		9.00%, 6/15/16	703,500
NR	3,000[4]	,5	Poland Telecom Finance BV, 14.00%, 12/01/07 (Netherlands)	—
B+	230		Qwest Capital Funding, Inc., 7.00%, 8/03/09	225,400
			Qwest Corp.,
BB+	850[3]		7.741%, 6/15/13	905,250
BB+	1,440		9.125%, 3/15/12	1,530,000
BB-	615		Rogers Wireless, Inc., 8.00%, 12/15/12 (Canada)	631,913
B	1,000		Rural Cellular Corp., 8.25%, 3/15/12	1,026,250
B+	1,100[2]		Wind Acquisition Finance SA, 10.75%, 12/01/15 (Luxembourg)	1,156,375
			Windstream Corp.,
BB+	1,230[2]		8.125%, 8/01/13	1,254,600
BB+	1,420[2]		8.625%, 8/01/16	1,453,796
			Total Telecommunications	24,497,774
			Transportation—2.8%
BB-	280		American Airlines, Inc., 7.324%, 4/15/11	273,000
B	680		CHC Helicopter Corp., 7.375%, 5/01/14 (Canada)	655,350
BB-	585[2]		Hertz Corp., 8.875%, 1/01/14	599,625
B3	1,616		Horizon Lines LLC, 9.00%, 11/01/12	1,640,240
BB+	660		Overseas Shipholding Group, Inc., 8.25%, 3/15/13	683,100
			Total Transportation	3,851,315
			Total Corporate Bonds	194,430,224

	Shares
			Common Stocks—0.0%
	495[6]		Crown Castle Intl. Corp.	17,097
	4,737[6]		Curative Health Services, Inc.	22,419
	64,467[5]	,6	Goss Holdings, Inc.	1
			Total Common Stocks	39,517
			Preferred Securities—1.8%
	10,000		Crown Castle Intl. Corp., 6.25%	555,929
	10,300		Emmis Communications Corp., 6.25%	408,112
	500[2]		NRG Energy, Inc., 4.00%	641,562
	5,000		Owens Illinois, Inc., 4.75%	175,000
	30,000		Smurfit-Stone Container Corp., 7.00%	667,500
	60,000		Superior Essex Holding Corp., Ser. A, 9.50%	48,000
			Total Preferred Securities	2,496,103

See Notes to Financial Statements.

BlackRock High Income Shares (HIS) (continued)

Shares		Description	Value
		Warrant—0.0%
3,700[2]	,5,6	Pliant Corp., expires 6/01/10	$ —
		Total Long-Term Investments (cost $203,590,563)	196,965,844

Principal
Amount
(000)
		SHORT-TERM INVESTMENT—6.3%
		U.S. Government and Agency Zero Coupon Bond—6.3%
$8,800[7]		Federal Home Loan Bank Disc. Notes, 4.752%, 7/03/06 (cost $8,797,678)	8,797,678
		Total investments—147.7% (cost $212,388,2418)	$205,763,522
		Liabilities in excess of other assets—(47.7)%	(66,446,048)
		Net Assets—100%	$139,317,474

[1] Using the higher of S&P, Moody’s or Fitch rating.
[2]Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of June 30, 2006, the Trust held 36.7% of its net assets, with a current market value of $51,168,239, in securities restricted as to resale.
[3]Variable rate security. Rate shown is interest rate as of June 30, 2006.
[4] Issuer is in default and/or bankruptcy.
[5]Security is fair valued.
[6]Non-income producing security.
[7]Rate shown is the yield to maturity as of June 30, 2006.
[8]Cost for Federal income tax purposes is $212,937,438. The net unrealized depreciation on a tax basis is $7,173,916, consisting of $1,983,944 gross unrealized appreciation and $9,157,860 gross unrealized depreciation.

A category in the Corporate Bonds and Preferred Securities sections may contain multiple industries as defined by the SEC’s Standard Industry Codes.

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)

JUNE 30, 2006

BlackRock Preferred Opportunity Trust (BPP)

Rating[1]	Shares	Description	Value
		LONG-TERM INVESTMENTS—145.7%
		Preferred Securities—61.6%
		Building & Development—0.1%
Ba3	25,000	Hovnanian Enterprises, Inc., 7.625%	$ 560,000
		Consumer Products—0.5%
BBB-	20,000[2]	Dairy Farmers of America, Inc., 7.875%	1,928,750
		Energy—4.1%
BB+	5,000	Devon Energy Corp., Ser. A, 6.49%	501,719
B-	115,000	Hanover Compressor Capital Trust, 7.25%	6,123,405
Baa3	275,000	Nexen, Inc., 7.35%	6,883,250
BBB	180,000	PPL Electric Utilities Corp., 6.25%	4,331,250
		Total Energy	17,839,624
		Financial Institutions—42.2%
A3	600[2]	ABN Amro NA, Inc., 6.46%	606,375
Baa2	300,000	ACE Ltd., Ser. C, 7.80%	7,790,640
BBB-	242,414	Arch Capital Group Ltd., 8.00%	6,167,012
A2	30,000[2]	Banesto Holdings Ltd., Ser. A, 10.50%	900,000
A	100,000	Bear Stearns Co., Inc., Ser. E, 6.15%	4,984,380
BB	60,000	Chevy Chase Preferred Capital Corp., Ser. A, 10.375%	3,187,500
		CIT Group, Inc.,
A-	80,000	6.35%	1,960,000
A3	23,600	(CORTS), 6.75%	576,548
AA	40,000	Citigroup Capital X, 6.10%	904,800
AA	50,000	Citigroup Capital XI, 6.00%	1,112,500
BB	80,000	Colonial Capital Trust IV, 7.875%	2,004,800
		Credit Suisse First Boston (SATURNS),
AA-	11,100	6.25%	265,290
AA-	12,300	7.00%	302,504
Baa3	300,000	Endurance Specialty Holdings Ltd., 7.75%	7,233,000
		Everest RE Capital Trust,
A-	72,500	7.85%	1,841,957
A-	30,000	Ser. B, 6.20%	634,800
AA	15,200	Financial Security Assurance Holdings Ltd., 5.60%	324,672
		First Republic Bank,
BBB-	185,000	6.25%	4,382,187
BBB-	277,200	6.70%	6,973,326
BBB-	120,000	First Republic Preferred Capital Corp., 7.25%	2,896,800
Aa3	85,000	Fleet Capital Trust VII, 7.20%	2,118,200
Aa3	26,100	Fleet Capital Trust VIII, 7.20%	656,415
		Goldman Sachs Group, Inc.,
Aa3	102,900	(SATURNS), 6.00%	2,299,177
A+	200,000	Ser. B, 6.20%	4,940,000
AA-	200,000	HSBC Holdings PLC, 6.20% (United Kingdom)	4,620,000
AA-	260,000	HSBC Bank, Inc., 6.50%	6,404,629
A	76,700	ING Groep NV, 7.05%	1,929,488
A1	80,000	J.P. Morgan Chase Capital XII, 6.25%	1,825,000
A3	117,200	KeyCorp Capital V, 5.875%	2,512,475
A3	100,000	Kraft Foods, Inc. (CORTS), 5.875%	2,124,000
A	113,400	Lehman Brothers Holdings Capital Trust III, Ser. K, 6.375%	2,608,200
A	90,000	Lehman Brothers Holdings Capital Trust IV, Ser. L, 6.375%	2,078,100
A	31,100	Lehman Brothers Holdings, Inc., Ser. D, 5.67%	1,425,742
A+	20,000	Merrill Lynch Preferred Capital Trust III, 7.00%	493,750
A+	86,900	Merrill Lynch Preferred Capital Trust V, 7.28%	2,205,522
A-	625,000	MetLife, Inc., Ser. B, 6.50%	15,393,750
A+	187,000	Morgan Stanley Capital Trust III, 6.25%	4,222,460
		Morgan Stanley Group, Inc.,
A+	300,000[3]	Ser. A, 6.18%	7,554,000
Aa3	101,000	(PPLUS), 7.05%	2,523,008
BBB	7,200	News Holdings Ltd. (CORTS), 8.125%	181,584

See Notes to Financial Statements.

BlackRock Preferred Opportunity Trust (BPP) (continued)

Rating[1]	Shares		Description	Value
			Financial Institutions—(cont’d)
A	209,400		PartnerRE Ltd., Ser. C, 6.75%	$ 4,992,892
BBB	79,385		Phoenix Cos., Inc., 7.45%	1,953,665
BBB+	18,400		PLC Capital Trust IV, 7.25%	452,526
A-	93,975[3]		Principal Financial Group, Inc., Ser. B, 6.518%	2,499,735
A+	82,000		Prudential PLC, 6.50%	1,983,580
			RenaissanceRE Holdings Ltd. (Bermuda),
BBB	271,725		Ser. B, 7.30%	6,640,280
BBB	100,000		Ser. C, 6.08%	2,186,000
BBB-	30		Roslyn Real Estate Asset Corp., Ser. C, 8.95%	3,078,750
AA-	375,000		Royal Bank of Scotland Group PLC ADR, Ser. N, 6.35%	8,868,750
Baa2	24		Safeco Capital Trust (SATURNS), 8.25%	594,751
			Safeco Corp. (CORTS),
Baa2	4,100		8.072%	106,600
Baa2	2,000		8.375%	52,700
Baa2	29,200		8.75%	859,064
A	5,000		SLM Corp., Ser. A, 6.97%	267,500
A-	103,439		Structured Repackaged Asset-Backed Trust Securities, 6.50%	2,333,584
A	60[2]		Union Planters Preferred Funding Corp., 7.75%	6,328,125
Aa3	150,000		USB Capital VII, 5.875%	3,232,500
BBB-	11,100		Valero Energy Corp. (PPLUS), 7.25%	279,165
A2	404,400		Wachovia Preferred Funding Corp., Ser. A, 7.25%	10,640,775
Baa1	5,200		Washington Mutual, Inc. (CORTS), 7.65%	130,975
Baa2	2,000[2]	,3	Zurich RegCaPS Funding Trust, 6.58%	2,015,000
			Total Financial Institutions	182,661,508
			Media—2.4%
BBB+	253,100		AOL Time Warner, Inc. (CABCO), Ser. A-1, 7.625%	6,390,775
BBB	110,000[3]		Comcast Corp., 2.00%	3,964,257
			Total Media	10,355,032
			Real Estate—12.2%
			BRE Properties, Inc.,
BBB-	225,000		Ser. C, 6.75%	5,247,000
BBB-	80,000		Ser. D, 6.75%	1,867,504
BBB-	238,888		CarrAmerica Realty Corp., Ser. E, 7.50%	6,017,589
BBB-	120,000		Developers Diversified Realty Corp., 7.375%	2,955,000
			Duke Realty Corp.,
BBB	90,000		Ser. J, 6.625%	2,103,750
BBB	160,800		Ser. K, 6.50%	3,693,383
BBB	100,000		Ser. M, 6.95%	2,455,000
BBB+	172,000		Kimco Realty Corp., Ser. F, 6.65%	4,111,883
			Mills Corp.,
NR	150,000		Ser. B, 9.00%	3,427,500
NR	40,000		Ser. G, 7.875%	900,000
BBB+	255,200		NB Capital Corp., 8.35%	6,699,000
BBB	75,000		Regency Centers Corp., 6.70%	1,760,160
Aa3	30[2]		Sun Trust Real Estate Investment Corp., 9.00%	3,723,000
A-	320,000		Weingarten Realty Investors, Ser. D, 6.75%	7,846,400
			Total Real Estate	52,807,169
			Technology—0.1%
NR	776,546		Superior Essex Holding Corp., Ser. A, 9.50%	621,237
			Total Preferred Securities	266,773,320

	Principal
	Amount
	(000)
			Trust Preferred Securities—26.2%
			Energy—1.6%
BB+	$ 3,000		HL&P Capital Trust II, 8.257%, 2/01/37	3,045,000
BB+	4,655		KN Capital Trust III, 7.63%, 4/15/28	3,896,440
			Total Energy	6,941,440

See Notes to Financial Statements.

BlackRock Preferred Opportunity Trust (BPP) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value
			Financial Institutions—20.3%
BB+	$ 4,500		AFC Capital Trust I, 8.207%, 2/03/27	$ 4,546,029
NR	9,000[2]		AgFirst Farm Credit Bank, 7.30%, 10/14/49	8,973,513
A3	9,774		AXA SA, 7.10%, 5/29/49 (France)	9,674,068
A+	3,557		BNP Paribas Capital Trust V, 7.20%, 12/31/49	3,557,711
BBB-	1,100		Colonial Capital Trust II, 8.92%, 1/15/27	1,160,409
A1	3,000		Credit Agricole Preferred Fund Trust II, 7.00%, 8/29/49	2,928,900
A+	4,500[2]	,3	Deutsche Bank Capital Funding Trust I, 7.872%, 12/29/49	4,718,160
A+	15,000[2]	,3	Deutsche Bank Capital Funding Trust VII, 5.628%, 1/19/49	13,834,455
A-	8,000[2]		Dresdner Funding Trust I, 8.151%, 6/30/31	9,126,852
Baa2	1,100		FCB/NC Capital Trust I, 8.05%, 3/01/28	1,151,846
BBB+	10,000[2]	,3	Mangrove Bay Pass-Through Trust, 6.102%, 7/15/33	9,534,700
BB+	3,145		Markel Capital Trust I, 8.71%, 1/01/46	3,285,794
NR	2,000		NBP Capital Trust III, 7.375%, 10/29/49	2,005,144
A+	7,500[2]		Sun Life of Canada U.S. Capital Trust I, 8.526%, 5/29/49	7,942,133
BB+	5,000[2]		Webster Capital Trust I, 9.36%, 1/29/27	5,296,359
			Total Financial Institutions	87,736,073
			Real Estate—2.6%
Baa2	8,180[2]		Sovereign Real Estate Investment Corp., 12.00%, 8/29/49	11,247,500
			Transportation—1.7%
BBB	7,660[3]		BNSF Funding Trust I, 6.613%, 12/15/55	7,195,390
			Total Trust Preferred Securities	113,120,403
			Corporate Bonds—57.9%
			Aerospace & Defense—0.4%
B	130		Argo-Tech Corp., 9.25%, 6/01/11	133,900
B	1,615		DI Finance/DynCorp. Intl., 9.50%, 2/15/13	1,679,600
			Total Aerospace & Defense	1,813,500
			Automotive—2.6%
			Autonation, Inc.,
BB+	190[2]	,3	7.045%, 4/15/13	191,900
BB+	190[2]		7.00%, 4/15/14	188,100
BB-	30[2]	,3	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 7.576%, 5/15/14	29,850
B	80		Lear Corp., 8.11%, 5/15/09	77,600
CCC+	250		Metaldyne Corp., 11.00%, 11/01/13	241,250
NR	8,000		Porsche Intl. Financing, 7.20%, 2/28/49 (Ireland)	7,440,800
B-	2,850		Rexnord Corp., 10.125%, 12/15/12	3,152,812
			Total Automotive	11,322,312
			Basic Materials—1.5%
B+	70		Abitibi-Consolidated, Inc., 8.375%, 4/01/15 (Canada)	63,700
B+	940		AK Steel Corp., 7.75%, 6/15/12	925,900
B	100[2]	,3	BCI US Finance Corp./Borden 2 Nova Scotia Finance ULC, 9.099%, 7/15/10	102,000
BB+	30		Chemtura Corp., 6.875%, 6/01/16	28,988
B+	80		Domtar, Inc., 7.125%, 8/15/15 (Canada)	69,600
B+	200		Donohue Forest Products, 7.625%, 5/15/07 (Canada)	202,000
B2	220[3]		Huntsman LLC, 12.318%, 7/15/11	229,350
B2	1,180[2]		Ineos Group Holdings PLC, 8.50%, 2/15/16 (United Kingdom)	1,112,150
			Lyondell Chemical Co.,
BB+	2,235		11.125%, 7/15/12	2,430,562
BB+	465		Ser. A, 9.625%, 5/01/07	474,300
B3	300		NewPage Corp., 10.00%, 5/01/12	310,500
BB	470[3]		Nova Chemicals Corp., 8.405%, 11/15/13 (Canada)	470,000
			Total Basic Materials	6,419,050
			Building & Development—0.3%
B2	260[2]		Compression Polymers Corp., 10.50%, 7/01/13	263,900
B	300		ERICO Intl. Corp., 8.875%, 3/01/12	306,750
B-	695		Goodman Global Holding Co., Inc., 7.875%, 12/15/12	672,412
B	170		North American Energy Partners, Inc., 9.00%, 6/01/10 (Canada)	179,350
			Total Building & Development	1,422,412

See Notes to Financial Statements.

BlackRock Preferred Opportunity Trust (BPP) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value
			Consumer Products—0.7%
B3	$ 115		ALH Finance LLC, 8.50%, 1/15/13	$ 110,831
B-	145		Finlay Fine Jewelry Corp., 8.375%, 6/01/12	125,787
B	110		Gold Kist, Inc., 10.25%, 3/15/14	114,950
B-	140[2]		Knowledge Learning Corp., Inc., 7.75%, 2/01/15	128,100
B-	1,260		Lazydays RV Center, Inc., 11.75%, 5/15/12	1,190,700
B	460[3]		Levi Strauss & Co., 7.73%, 4/01/12	466,900
BB-	250[2]		Quebecor World, Inc., 8.75%, 3/15/16 (Canada)	227,332
BB-	300		Quiksilver, Inc., 6.875%, 4/15/15	276,750
B-	325[2]		Rite Aid Corp., 6.125%, 12/15/08	316,469
			Total Consumer Products	2,957,819
			Containers & Packaging—0.2%
B1	385[2]		Crown Americas LLC/Crown Americas Capital Corp., 7.75%, 11/15/15	377,300
B-	90[2]		Packaging Dynamics Finance Corp., 10.00%, 5/01/16	90,000
B+	330		Smurfit-Stone Container Enterprises, Inc., 9.75%, 2/01/11	339,488
			Total Containers & Packaging	806,788
			Ecological Services & Equipment—0.1%
BB-	290		Allied Waste NA, Inc., 5.75%, 2/15/11	269,700
			Energy—2.9%
BB	3,000		AES Corp., 8.875%, 2/15/11	3,150,000
B2	235		Aquila Finance Corp., 7.75%, 6/15/11 (Canada)	243,225
B	220[2]		Chaparral Energy, Inc., 8.50%, 12/01/15	218,350
BB	30		Chesapeake Energy Corp., 6.875%, 11/15/20	27,750
BB-	60		ChipPAC, Inc., 2.50%, 6/01/08	58,780
BB-	85		CMS Energy Corp., 8.50%, 4/15/11	88,612
BB-	210		Compagnie Generale de Geophysique SA, 7.50%, 5/15/15 (France)	205,275
B	350		Compton Petroleum Finance Corp., 7.625%, 12/01/13	329,875
B2	710		Dresser, Inc., 9.375%, 4/15/11	720,650
B	200		Dynegy Danskammer LLC, 7.27%, 11/08/10	200,000
B+	225[2]		Edison Mission Energy, 7.50%, 6/15/13	220,500
Ba1	100		Grant Prideco, Inc., 6.125%, 8/15/15	92,000
B	280[2]		Hilcorp Energy I LP/Hilcorp Finance Corp., 7.75%, 11/01/15	264,600
B+	18		Midwest Generation LLC, 8.56%, 1/02/16	18,734
			Mirant Americas Generation LLC,
B	55		8.30%, 5/01/11	54,313
B	40		9.125%, 5/01/31	39,000
B-	2,950		Orion Power Holdings, Inc., 12.00%, 5/01/10	3,348,250
			Reliant Energy, Inc.,
BB-	190		6.75%, 12/15/14	175,275
BB-	50		9.25%, 7/15/10	50,000
B-	420[2]		Targa Resources, Inc., 8.50%, 11/01/13	405,300
B2	55		Whiting Petroleum Corp., 7.00%, 2/01/14	51,975
			Williams Cos., Inc.,
BB+	505		8.75%, 3/15/32	552,975
BB+	2,000		7.125%, 9/01/11	2,000,000
			Total Energy	12,515,439
			Entertainment & Leisure—0.2%
B3	435[2]		Greektown Holdings LLC, 10.75%, 12/01/13	457,294
B	180[2]		Pokagon Gaming Authority, 10.375%, 6/15/14	186,075
B	130		Poster Financial Group, Inc., 8.75%, 12/01/11	134,875
B+	130 [2]		San Pasqual Casino, 8.00%, 9/15/13	130,325
B+	40		Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.625%, 12/01/14	38,050
			Total Entertainment & Leisure	946,619
			Financial Institutions—42.8%
AA-	9,605[2]	,4	American General Institute Capital, 7.57%, 12/01/45	10,696,102
BB	415		American Real Estate Partners LP/American Real Estate Finance Corp., 7.125%, 2/15/13	398,400
BBB+	4,000[3]		Ameriprise Financial, Inc., 7.518%, 6/01/66	4,014,787
Aa3	5,000		BAC Capital Trust V, 5.625%, 3/08/35	4,316,940

See Notes to Financial Statements.

BlackRock Preferred Opportunity Trust (BPP) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value
			Financial Institutions—(cont’d)
			Barclays Bank PLC (United Kingdom),
NR	$ 5,000		6.278%, 12/29/49	$ 4,365,125
AA	10,000[2]	,3	7.375%, 6/29/49	10,514,200
B	190		BCP Crystal US Holdings Corp., 9.625%, 6/15/14 (Luxembourg)	204,250
BB	920		Crum & Forster Holdings Corp., 10.375%, 6/15/13	936,100
			E*Trade Financial Corp.,
Ba2	125		7.375%, 9/15/13	125,000
Ba2	170		7.875%, 12/01/15	174,250
BB	4,455		Fairfax Financial Holdings Ltd., 7.75%, 4/26/12 (Canada)	3,920,400
BBB	11,500		First Midwest Capital Trust I, 6.95%, 12/01/33	11,320,496
BB	125		Ford Motor Credit Co., 7.25%, 10/25/11	110,881
BB	580		General Motors Acceptance Corp., 6.875%, 8/28/12	552,066
AA-	10,000[2]	,3	HBOS PLC, 5.92%, 9/29/49 (United Kingdom)	9,054,880
AA-	7,000		HSBC Bank NA, 5.875%, 11/01/34	6,342,021
A1	5,000		J.P. Morgan Chase Capital XVII, 5.85%, 8/01/35	4,411,034
BBB-	9,000		Kingsway America, Inc., 7.50%, 2/01/14	8,926,535
A-	7,800[3]		Lincoln National Corp., 7.00%, 5/17/66	7,737,581
A+	7,399		Lloyds Bank Ltd., 6.90%, 10/10/49 (United Kingdom)	7,232,523
BBB	8,216[3]		MUFG Capital Finance 1 Ltd., 6.346%, 7/29/49 (Cayman Islands)	7,925,071
B2	540[2]		Nell AF SARL, 8.375%, 8/15/15 (Luxembourg)	519,750
A	6,000		Prudential PLC, 6.50%, 6/29/49 (United Kingdom)	5,513,400
AA	10,000[2]	,3	Rabobank Capital Funding II, 5.26%, 12/31/49	9,389,530
AA-	4,000[3]		RBS Capital Trust I, 5.512%, 9/29/49	3,715,616
A-	10,000[3]		Reinsurance Group of America, Inc., 6.75%, 12/15/65	9,192,676
A3	4,000		Resparcs Funding Ltd., 8.00%, 12/30/49 (Hong Kong)	4,064,937
			Skandinaviska Enskilda Banken AB (Sweden),
A	7,185[2]	,3	4.958%, 3/29/49	6,401,260
A	5,000[2]	,3	5.471%, 3/29/49	4,553,985
Baa2	2,000		Sovereign Capital Trust, 9.00%, 4/01/27	2,110,422
Caa1	30		Standard Aero Holding, Inc., 8.25%, 9/01/14	26,475
NR	3,735[5]		Structured Asset Receivable Trust, 1.649%, 1/21/10	3,734,512
A2	10,000[2]	,3	Sumitomo Mitsui Banking Corp., 5.625%, 7/29/49 (Japan)	9,222,200
AA	10,000[3]		UBS Preferred Funding Trust I, 8.622%, 10/29/49	10,939,190
B-	60[3]		Universal City Florida Holding Co. I/II, 7.493%, 5/01/10	61,500
A+	5,000[3]		Wachovia Capital Trust III, 5.80%, 3/15/42	4,871,490
A2	3,000[2]	,3	Westpac Capital Trust IV, 5.256%, 12/29/49	2,684,568
Baa2	5,000[2]	,3	ZFS Finance Trust I, 6.479%, 12/15/65	5,002,897
			Total Financial Institutions	185,283,050
			Health Care—0.2%
B	220[2]		Angiotech Pharmaceutical, Inc., 7.75%, 4/01/14 (Canada)	211,750
B-	160		Select Medical Corp., 7.625%, 2/01/15	138,400
B-	520		Universal Hospital Services, Inc., 10.125%, 11/01/11	539,500
			Total Health Care	889,650
			Industrials—0.3%
CCC+	1,205		Trimas Corp., 9.875%, 6/15/12	1,096,550
B	225		United Rentals NA, Inc., 7.00%, 2/15/14	205,875
			Total Industrials	1,302,425
			Media—1.5%
B-	475[2]		Affinion Group, Inc., 10.125%, 10/15/13	476,188
B+	230[3]		Cablevision Systems Corp., 8.716%, 4/01/09	243,800
B	1,950		Dex Media West LLC/Dex Media Finance Co., 9.875%, 8/15/13	2,113,312
			Echostar DBS Corp.,
BB-	200		5.75%, 10/01/08	195,500
BB-	75[2]		7.125%, 2/01/16	71,625
B2	30		Emmis Operating Co., 6.875%, 5/15/12	29,625
B1	200		LIN Television Corp., 6.50%, 5/15/13	182,500
B	220		Medianews Group, Inc., 6.875%, 10/01/13	201,575
B2	220[2]		Network Communication, Inc., 10.75%, 12/01/13	216,700
B3	330		Nexstar Finance, Inc., 7.00%, 1/15/14	300,300

See Notes to Financial Statements.

BlackRock Preferred Opportunity Trust (BPP) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value
			Media—(cont’d)
B2	$ 350[2]	,3	Paxson Communications Corp., 8.757%, 1/15/12	$ 352,625
			Primedia, Inc.,
B2	100		8.00%, 5/15/13	90,000
B2	280[3]		9.165%, 5/15/10	286,300
BBB+	719		TCI Communications, Inc., 7.875%, 2/15/26	765,344
B3	650		Vertis, Inc., 9.75%, 4/01/09	661,375
			Total Media	6,186,769
			Real Estate—1.5%
			Rouse Co.,
BB+	5,000		3.625%, 3/15/09	4,635,489
BB+	2,000		5.375%, 11/26/13	1,800,645
			Total Real Estate	6,436,134
			Technology—0.5%
B+	210		Celestica, Inc., 7.625%, 7/01/13 (Canada)	203,700
B+	120[2]		Hynix Semiconductor, Inc., 9.875%, 7/01/12 (South Korea)	127,650
			MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co. (Luxembourg),
B2	20		8.00%, 12/15/14	16,600
Ba3	55[3]		8.579%, 12/15/11	52,250
BB	60		STATS ChipPAC Ltd., 7.50%, 7/19/10 (Singapore)	58,350
			Sungard Data Systems, Inc.,
B-	375[2]	,3	8.525%, 8/15/13	395,625
B-	115[2]		9.125%, 8/15/13	120,175
B-	320[2]		10.25%, 8/15/15	332,000
B	500		Superior Essex Communications LLC/Essex Group, Inc., 9.00%, 4/15/12	508,750
B-	110		UGS Corp., 10.00%, 6/01/12	118,525
			Total Technology	1,933,625
			Telecommunications—1.9%
BB-	290		Cincinnati Bell, Inc., 7.25%, 7/15/13	284,925
B3	190[3]		Hawaiian Telcom Communications, Inc., 9.948%, 5/01/13	193,325
			Intelsat Ltd. (Bermuda),
BB-	230		8.625%, 1/15/15	231,725
BB-	500[2]		9.25%, 6/15/16	518,125
BB-	365[3]		9.609%, 1/15/12	369,563
B	835[2]	,3	11.64%, 6/15/13	851,700
			Lucent Technologies, Inc.,
B1	25		6.45%, 3/15/29	21,250
B1	185		6.50%, 1/15/28	154,938
B+	845[2]		Nordic Telephone Co. Holdings ApS, 8.875%, 5/01/16 (Denmark)	868,237
B-	80		Nortel Networks Corp., 6.875%, 9/01/23 (Canada)	64,000
			PanAmSat Corp.,
B	125		9.00%, 8/15/14	127,500
B	480[2]		9.00%, 6/15/16	482,400
			Qwest Corp.,
BB+	460[3]		7.741%, 6/15/13	489,900
BB+	1,845		7.875%, 9/01/11	1,868,062
B+	420[2]		Wind Acquisition Finance SA, 10.75%, 12/01/15 (Luxembourg)	441,525
			Windstream Corp.,
BB+	640[2]		8.125%, 8/01/13	652,800
BB+	740[2]		8.625%, 8/01/16	757,612
			Total Telecommunications	8,377,587
			Transportation—0.3%
B	90		CHC Helicopter Corp., 7.375%, 5/01/14 (Canada)	86,737
BB-	1,235[2]		Hertz Corp., 8.875%, 1/01/14	1,265,875
B3	32		Horizon Lines LLC, 9.00%, 11/01/12	32,480
			Total Transportation	1,385,092
			Total Corporate Bonds	250,267,971
			Total Long-Term Investments (cost $645,792,348)	630,161,694

See Notes to Financial Statements.

BlackRock Preferred Opportunity Trust (BPP) (continued)

Principal
Amount
(000)	Description	Value
	SHORT-TERM INVESTMENT—3.9%
	U.S. Government and Agency Zero Coupon Bond—3.9%
$ 16,900[6]	Federal Home Loan Bank Disc. Notes, 4.872%, 7/03/06 (cost $16,895,428)	$ 16,895,428
	Total investments before borrowed bonds and investments sold short (cost $662,687,7757)	647,057,122
	BORROWED BONDS—10.2%
24,939[8]	U.S. Treasury Bonds, 4.60%, 7/05/06	24,939,219
	U.S. Treasury Notes,
8,922[8]	4.45%, 7/05/06	8,922,250
10,036[8]	4.60%, 7/05/06	10,036,000
	Total Borrowed Bonds (cost $43,897,469)	43,897,469
	INVESTMENTS SOLD SHORT—(10.0)%
(24,125)	U.S. Treasury Bonds, 5.375%, 2/15/31	(24,528,339)
	U.S. Treasury Notes,
(10,400)	4.50%, 2/15/16	(9,893,000)
(8,900)	5.125%, 5/15/16	(8,887,485)
	Total Investments Sold Short (proceeds $43,125,134)	(43,308,824)
	Total investments net of borrowed bonds and investments sold short—149.8%	$ 647,645,767
	Other assets in excess of liabilities—1.3%	5,639,492
	Preferred shares at redemption value, including dividends payable—(51.1)%	(220,853,207)
	Net Assets Applicable to Common Shareholders—100%	$ 432,432,052

[1]Using the higher of S&P, Moody’s or Fitch rating.

[2]Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of June 30, 2006, the Trust held 38.7% of its net assets, with a current market value of $167,266,451, in securities restricted as to resale.

[3]Variable rate security. Rate shown is interest rate as of June 30, 2006.

[4]Security, or a portion thereof, pledged as collateral with a value of $2,799,763 on 328 short U.S. Treasury Bond futures contracts expiring September 2006. The notional value of such contracts on June 30, 2006 was $34,983,250, with an unrealized gain of $229,903.

[5]Illiquid security. As of June 30, 2006, the Trust held 0.9% of its net assets, with a current market value of $3,734,512 in these securities.
[6]Rate shown is the yield to maturity as of June 30, 2006.

[7]Cost for Federal income tax purposes is $662,894,460. The net unrealized depreciation on a tax basis is $15,837,338, consisting of $6,447,997 gross unrealized appreciation and $22,285,335 gross unrealized depreciation.

[8]The interest rate and maturity date shown represent the terms of the borrowed transaction, not the security borrowed.

A category in the Preferred Securities, Trust Preferred Securities and Corporate Bonds sections may contain multiple industries as defined by the SEC’s Standard Industry Codes.

KEY TO ABBREVIATIONS
ADR	—	American Depository Receipt	PPLUS	—	Preferred Plus
CABCO	—	Corporate Asset Backed Corp.	SATURNS	—	Structured Asset Trust Unit Repackagings
CORTS	—	Corporate Backed Trust Securities

See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES (unaudited)
June 30, 2006

	Global	High	Preferred
	Floating Rate	Income	Opportunity
	Income Trust	Shares	Trust
	(BGT)	(HIS)	(BPP)
Assets
Investments at value[1]	$734,292,458	$205,763,522	$647,057,122
Investments in affiliates	31,148	4,774	68,823
Cash	44,040	37,702	1,241,630
Foreign currency at value[2]	2,311,128	768	—
Receivable from investments sold	21,504,318	2,485,569	550,941
Deposits with brokers as collateral for borrowed bonds	—	—	43,897,469
Interest receivable	10,260,716	3,952,915	6,742,050
Unrealized appreciation on interest rate swaps	—	—	9,268,241
Other assets	36,055	26,449	22,960
	768,479,863	212,271,699	708,849,236

Liabilities
Reverse repurchase agreement	31,221,000	—	—
Payable for investments purchased	45,044,791	9,339,189	10,744,610
Variation margin payable	—	—	256,250
Loan payable	—	62,000,000	—
Investments sold short at value[3]	—	—	43,308,824
Interest payable	75,633	208,749	773,749
Unrealized loss on foreign currency exchange contracts	622,421	—	—
Dividends payable—common shares	—	1,118,179	—
Investment advisory fee payable	328,877	124,616	354,815
Deferred Trustees’ fees	31,148	4,774	68,823
Payable to affiliates	43,492	—	—
Other accrued expenses	187,305	158,718	56,906
	77,554,667	72,954,225	55,563,977

Preferred Shares at Redemption Value
$0.001 par value per share and $25,000 liquidation value per share,
including dividends payable[4]	243,516,274	—	220,853,207

Net Assets Applicable to Common Shareholders	$447,408,922	$139,317,474	$432,432,052
Composition of Net Assets Applicable to Common Shareholders:
Par value	$23,481	$—	$18,327
Paid-in capital in excess of par	444,771,968	402,537,649	434,050,370
Undistributed (distribution in excess of) net investment income	1,399,268	(1,130,959)	(1,022,057)
Accumulated net realized gain (loss)	(57,959)	(255,464,533)	5,701,594
Net unrealized appreciation (depreciation)	1,272,164	(6,624,683)	(6,316,182)
Net assets applicable to common shareholders, June 30, 2006	$447,408,922	$139,317,474	$432,432,052

Net asset value per common share[5]	$19.05	$2.55	$23.60

[1] Investments at cost	$732,049,806	$212,388,241	$662,687,775
[2] Foreign currency at cost	2,300,083	732	—
[3] Proceeds received	—	—	43,125,134
[4] Preferred shares outstanding	9,738	—	8,832
[5] Common shares outstanding	23,481,021	54,545,365	18,327,056

See Notes to Financial Statements.

STATEMENTS OF OPERATIONS (unaudited)
For the six months ended June 30, 2006

	Global	High	Preferred
	Floating Rate	Income	Opportunity
	Income Trust	Shares	Trust
	(BGT)	(HIS)	(BPP)
Investment Income
Interest income	$23,857,605	$8,575,491	$12,748,971
Dividend income	—	73,902	9,113,141
Income from affiliates	1,025	164	2,367
Total investment income	23,858,630	8,649,557	21,864,479
Expenses
Investment advisory	2,639,826	760,054	2,155,326
Transfer agent	7,421	9,917	7,421
Custodian	211,617	34,991	69,553
Reports to shareholders	51,136	42,399	52,674
Directors/Trustees	22,134	10,046	22,203
Registration	8,201	16,032	8,201
Independent accountants	25,865	21,080	22,666
Legal	42,837	16,612	42,808
Insurance	23,305	7,087	22,819
Auction agent	320,445	—	286,412
Deferred Trustees’ fees	1,025	164	2,367
Miscellaneous	40,322	50,028	31,092
Total expenses excluding interest expense	3,394,134	968,410	2,723,542
Interest expense	380,999	1,607,925	61,077
Total expenses	3,775,133	2,576,335	2,784,619
Less fees waived by Advisor	(703,954)	—	—
Less fees paid indirectly	(25,996)	(5,231)	(11,780)
Net expenses	3,045,183	2,571,104	2,772,839
Net investment income	20,813,447	6,078,453	19,091,640
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(150,086)	(987,272)	1,126,201
Foreign currency	366,606	(108,959)	—
Futures and swaps	—	—	1,608,374
Short sales	—	—	1,569,414
	216,520	(1,096,231)	4,303,989
Net change in unrealized appreciation/depreciation on:
Investments	(2,595,606)	(1,518,478)	(27,998,525)
Foreign currency	(1,171,407)	(35,854)	—
Futures and swaps	—	—	9,620,582
Short sales	—	—	(92,078)
	(3,767,013)	(1,554,332)	(18,470,021)
Net loss	(3,550,493)	(2,650,563)	(14,166,032)

Dividends from Net Investment Income to
Preferred Shareholders	(5,336,499)	—	(4,939,342)

Net Increase (Decrease) in Net Assets
Applicable to Common Shareholders
Resulting from Operations	$11,926,455	$3,427,890	$(13,734)

See Notes to Financial Statements.

STATEMENTS OF CASH FLOWS (unaudited)
For the six months ended June 30, 2006

	Global	High	Preferred
Reconciliation of Net Increase (Decrease) in Net Assets	Floating Rate	Income	Opportunity
Resulting from Operations to Net Cash	Income Trust	Shares	Trust
Provided by (Used for) Operating Activities	(BGT)	(HIS)	(BPP)
Net increase (decrease) in net assets resulting from operations	$11,926,455	$3,427,890	$(13,734)
Purchases of long-term investments	(279,098,282)	(91,765,720)	(386,348,040)
Proceeds from sales of long-term investments	230,495,362	96,353,214	376,875,454
Net proceeds (purchases) of short-term investments	24,665,656	(7,392,730)	(2,584,615)
Increase in deposits with brokers as collateral for borrowed bonds	—	—	(31,774,206)
Amortization of premium and discount on investments	541,350	176,032	375,639
Net realized loss (gain) on investments	150,086	987,272	(1,126,201)
Decrease in unrealized appreciation/depreciation on investments	2,595,606	1,518,478	27,998,525
Net effect of exchange rates on foreign currency	(366,606)	108,959	—
Increase in investments sold short	—	—	31,206,635
Increase in unrealized appreciation on interest rate swaps	—	—	(7,905,714)
Increase in investments in affiliates	(5,524)	(1,893)	(6,854)
Increase in receivable for investments sold	(15,780,576)	(2,485,569)	(550,941)
Decrease in unrealized gain on foreign currency exchange contracts	388,125	35,926	—
Decrease in variation margin receivable	—	—	158,501
Decrease (Increase) in interest receivable	(2,564,676)	322,374	(927,362)
Increase in other assets	(16,812)	(20,470)	(3,783)
Increase in payable for investments purchased	9,820,172	9,339,189	10,744,610
Increase in unrealized loss on foreign currency exchange contracts	415,252	—	—
Increase in variation margin payable	—	—	256,250
Increase in interest payable	75,633	14,036	652,241
Increase (Decrease) in investment advisory fee payable	4,325	(6,349)	(13,840)
Increase in deferred Trustees’ fees	5,524	1,893	6,854
Increase in payable to affiliates	6,147	—	—
Increase (Decrease) in other accrued expenses	21,455	(76,101)	(69,592)
Total adjustments	(28,647,783)	7,108,541	16,963,561
Net cash provided by (used for) operating activities	$(16,721,328)	$10,536,431	$16,949,827

Decrease in Cash and Foreign Currency
Net cash provided by (used for) operating activities	$(16,721,328)	$10,536,431	$16,949,827
Cash provided by (used for) financing activities:
Capital contributions	—	136,555	521,174
Increase in reverse repurchase agreements	31,221,000	—	—
Decrease in loan payable	—	(4,000,000)	—
Decrease in preferred shares at redemption value including
dividends payable	(20,992)	—	(24,801)
Cash dividends paid to common shareholders	(16,436,714)	(6,703,213)	(18,316,299)
Net cash provided by (used for) financing activities:	14,763,294	(10,566,658)	(17,819,926)
Net decrease in cash and foreign currency	(1,958,034)	(30,227)	(870,099)
Cash and foreign currency at beginning of period	4,313,202	68,697	2,111,729
Cash and foreign currency at end of period	$2,355,168	$38,470	$1,241,630

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
For the six months ended June 30, 2006 (unaudited) and the year ended December 31, 2005

	Global Floating Rate		High Income
	Income Trust		Shares
	(BGT)		(HIS)
	2006	2005	2006	2005
Increase (Decrease) in Net Assets Applicable
to Common Shareholders:
Operations:
Net investment income	$20,813,447	$38,524,476	$6,078,453	$13,001,428
Net realized gain (loss)	216,520	(733,873)	(1,096,231)	(643,102)
Net change in unrealized depreciation	(3,767,013)	(3,318,879)	(1,554,332)	(11,571,661)
Dividends and distributions to preferred shareholders from:
Net investment income	(5,336,499)	(7,702,674)	—	—
Net realized gains	—	(22,268)	—	—
Net increase (decrease) in net assets applicable to common
shareholders resulting from operations	11,926,455	26,746,782	3,427,890	786,665
Dividends and Distributions to Common
Shareholders from:
Net investment income[1]	(13,736,397)	(28,572,525)	(6,704,279)	(14,468,525)
Net realized gains	—	(164,417)	—	—
Total dividends and distributions	(13,736,397)	(28,736,942)	(6,704,279)	(14,468,525)
Capital Share Transactions:
Offering costs relating to preferred shares	—	81,708	—	—
Reinvestment of common dividends	—	—	136,555	840,842
Total decrease	(1,809,942)	(1,908,452)	(3,139,834)	(12,841,018)
Net Assets Applicable to Common Shareholders
Beginning of period	449,218,864	451,127,316	142,457,308	155,298,326
End of period	$447,408,922	$449,218,864	$139,317,474	$142,457,308
End of period undistributed (distribution in excess of) net
investment income	$1,399,268	$(341,283)	$(1,130,959)	$(505,133)

[1]	A portion of the dividend from net investment income for the six months ended June 30, 2006 may be deemed a tax return of capital or net realized gain at fiscal year end.

See Notes to Financial Statements.

Preferred
Opportunity Trust
(BPP)
2006	2005

$19,091,640	$38,669,601
4,303,989	2,371,550
(18,470,021)	(17,454,454)

(4,939,342)	(4,681,820)
—	(2,471,709)

(13,734)	16,433,168

(15,265,330)	(31,788,280)
—	(11,272,655)
(15,265,330)	(43,060,935)

—	8,740
521,174	—
(14,757,890)	(26,619,027)

447,189,942	473,808,969
$432,432,052	$447,189,942

$(1,022,057)	$90,975

FINANCIAL HIGHLIGHTS

BlackRock Global Floating Rate Income Trust (BGT)

	Six Months	For the Year	For the period
	Ended	Ended	August 30, 2004[1]
	June 30, 2006	December 31,	through
	(unaudited)	2005	December 31, 2004
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$19.13	$19.21	$19.10 [2]
Investment operations:
Net investment income	0.88	1.64	0.33
Net realized and unrealized gain (loss)	(0.15)	(0.17)	0.35
Dividends and distributions to preferred shareholders from:
Net investment income	(0.23)	(0.33)	(0.04)
Net realized gains	—	— [3]	—
Net increase from investment operations	0.50	1.14	0.64
Dividends and distributions to common shareholders from:
Net investment income	(0.58)	(1.22)	(0.37)
Net realized gains	—	— [3]	—
Total dividends and distributions	(0.58)	(1.22)	(0.37)
Capital charges with respect to issuance of:
Common shares	—	—	(0.04)
Preferred shares	—	—	(0.12)
Total capital charges	—	—	(0.16)
Net asset value, end of period	$19.05	$19.13	$19.21
Market price, end of period	$18.96	$17.16	$18.63
TOTAL INVESTMENT RETURN[4]	14.76%	(1.34)%	(5.00)%
RATIOS TO AVERAGE NET ASSETS OF COMMON SHAREHOLDERS:[5]
Total expenses	1.68%[6]	1.56%	1.26%[6]
Net expenses	1.36%[6]	1.23%	0.97%[6]
Net expenses excluding interest expense	1.19%[6]	1.15%	0.97%[6]
Net investment income before preferred share dividends	9.29%[6]	8.52%	5.04%[6]
Preferred share dividends	2.38%[6]	1.71%	0.62%[6]
Net investment income available to common shareholders	6.91%[6]	6.81%	4.42%[6]

SUPPLEMENTAL DATA:
Average net assets (000)	$451,931	$452,179	$446,660
Portfolio turnover	29%	46%	11%
Net assets applicable to common shareholders, end of period (000)	$447,409	$449,219	$451,126
Preferred shares outstanding (000)	$243,450	$243,450	$243,450
Reverse repurchase agreements outstanding, end of period (000)	$31,221	$—	$—
Reverse repurchase agreements average daily balance (000)	$14,891	$10,722	$114
Reverse repurchase agreements weighted average interest rate	5.16%	3.27%	2.24%
Asset coverage per preferred share, end of period	$74,158	$71,139	$71,330

[1]Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]Net asset value, beginning of period, reflects a deduction of $0.90 per share sales charge from the initial offering price of $20.00 per share.
[3]Amounted to less than $0.01 per common share outstanding.
[4] Total investment return is calculated assuming a purchase of a share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.
[5]Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.
[6]Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

BlackRock High Income Shares (HIS)

	Six Months Ended
	June 30, 2006	Year Ended December 31,
	(unaudited)	2005	2004[1]	2003[1]	2002[1]	2001[1]
PER SHARE OPERATING
PERFORMANCE:
Net asset value, beginning of period	$2.61	$2.87	$2.86	$2.42	$3.05	$3.88
Investment operations:
Net investment income	0.11	0.24	0.28 [2]	0.32 [2]	0.36 [2]	0.55 [2]
Net realized and unrealized gain (loss)	(0.05)	(0.23)	0.03	0.40	(0.62)	(0.81)
Net increase (decrease) from investment
operations	0.06	0.01	0.31	0.72	(0.26)	(0.26)
Dividends and distributions from:
Net investment income	(0.12)[3]	(0.27)	(0.30)	(0.28)	(0.29)	(0.57)
Tax return of capital	—	—	—	—	(0.08)	—
Total dividends and distributions	(0.12)	(0.27)	(0.30)	(0.28)	(0.37)	(0.57)
Net asset value, end of period	$2.55	$2.61	$2.87	$2.86	$2.42	$3.05
Market value, end of period	$2.64	$2.33	$2.90	$2.87	$2.32	$3.36
TOTAL INVESTMENT RETURN[4]	18.78%	(11.28)%	12.24%	37.23%	(21.23)%	(6.85)%

RATIOS TO AVERAGE NET ASSETS:
Total expenses	3.63%[5]	3.04%	2.23%	2.21%	2.53%	3.43%
Net expenses	3.62%[5]	3.04%	2.23%	2.21%	2.53%	3.43%
Net expenses excluding interest expense	1.36%[5]	1.37%	1.39%	1.46%	1.49%	1.26%
Net investment income	8.56%[5]	8.82%	9.70%	11.99%	13.29%	15.56%

SUPPLEMENTAL DATA:
Average net assets (000)	$143,171	$147,376	$152,815	$143,397	$144,665	$174,851
Portfolio turnover	46%	115%	56%	93%	134%	82%
Net assets, end of period (000)	$139,317	$142,457	$155,298	$154,298	$129,538	$161,693
Loan outstanding, end of period (000)	$62,000	$66,000	$69,000	$68,000	$51,000	$73,800
Asset coverage, end of period[6]	$3,247	$3,158	$3,251	$3,269	$3,540	$3,191
Loan average daily balance (000)	$63,326	$65,992	$64,081	$60,604	$68,577	$74,023
Loan weighted average interest rate	4.59%	3.37%	2.01%	1.72%	2.20%	5.50%

[1]Audited by other Independent Registered Public Accounting Firm.

[2]Net investment income per share has been recalculated in accordance with SEC requirements, with the exception that end-of-the-year accumulated undistributed/(overdistributed) net investment income has not been adjusted to reflect current-year permanent differences between financial and tax accounting.

3A portion of the dividends from net investment income for the six months ended June 30, 2006 may be deemed a tax return of capital or net realized gain at fiscal year end.

[4]Total investment return is calculated assuming a purchase of a share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at rates obtained under the Trust dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Past performance is not a guarantee of future results.

[5]Annualized.
[6]Per $1,000 of loan outstanding.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

The performance set forth in this table is the financial data of BlackRock High Income Shares (formerly CIGNA High Income Shares). BlackRock began managing CIGNA High Income Shares on March 2, 2005.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

BlackRock Preferred Opportunity Trust (BPP)

				For the period
	Six Months Ended			February 28, 2003[1]
	June 30, 2006	Year Ended December 31,		through
	(unaudited)	2005	2004	December 31, 2003
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$24.43	$25.88	$25.58	$23.88 [2]
Investment operations:
Net investment income	1.04	2.11	2.22	1.72
Net realized and unrealized gain (loss)	(0.77)	(0.82)	0.33	1.93
Dividends and distributions to preferred shareholders from:
Net investment income	(0.27)	(0.26)	(0.16)	(0.10)
Net realized gains	—	(0.13)	(0.02)	—
Net increase from investment operations	—	0.90	2.37	3.55
Dividends and distributions to common shareholders from:
Net investment income	(0.83)[3]	(1.74)	(2.00)	(1.66)
Net realized gains	—	(0.61)	(0.07)	—
Total dividends and distributions	(0.83)	(2.35)	(2.07)	(1.66)
Capital charges with respect to issuance of:
Common shares	—	—	—	(0.05)
Preferred shares	—	—	—	(0.14)
Total capital charges	—	—	—	(0.19)
Net asset value, end of period	$23.60	$24.43	$25.88	$25.58
Market price, end of period	$24.72	$24.20	$25.39	$24.83
TOTAL INVESTMENT RETURN[4]	6.43%	4.83%	11.01%	6.28%
RATIOS TO AVERAGE NET ASSETS
OF COMMON SHAREHOLDERS:[5]
Total expenses	1.26%[6]	1.51%	1.44%	1.52%[6]
Net expenses	1.26%[6]	1.51%	1.44%	1.52%[6]
Net expenses excluding interest expense	1.23%[6]	1.22%	1.19%	1.16%[6]
Net investment income before preferred share dividends	8.65%[6]	8.37%	8.66%	8.35%[6]
Preferred share dividends	2.24%[6]	1.27%	0.62%	0.48%[6]
Net investment income available to common shareholders	6.41%[6]	7.10%	8.04%	7.87%[6]

SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$445,210	$461,868	$468,110	$449,345
Portfolio turnover	52%	77%	88%	98%
Net assets applicable to common shareholders, end of period (000)	$432,432	$447,190	$473,809	$468,243
Preferred shares value outstanding, end of period (000)	$220,800	$220,800	$220,800	$220,841
Reverse repurchase agreements outstanding, end of period (000)	$—	$—	$—	$3,486
Reverse repurchase agreements average daily balance (000)	$2,605	$2,904	$782	$19,822
Reverse repurchase agreements weighted average interest rate	4.73%	3.07%	1.50%	1.44%
Asset coverage per preferred share, end of period	$73,968	$75,642	$78,650	$78,021

[1] Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2] Net asset value, beginning of period, reflects a deduction of $1.12 per share sales charge from the initial offering price of $25.00 per share.
3 A portion of the dividends from net investment income for the six months ended June 30, 2006 may be deemed a tax return of capital or net realized gain at fiscal year end.
[4] Total investment return is calculated assuming a purchase of a share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.
[5] Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.
[6] Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

Note 1. Organization & Accounting Policies

BlackRock High Income Shares (“High Income”) (formerly CIGNA High Income Shares), a Massachusetts business trust, is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). BlackRock Global Floating Rate Income Trust (“Global”) and BlackRock Preferred Opportunity Trust (“Preferred Opportunity”) are organized as Delaware statutory trusts and are registered as non-diversified and diversified, closed-end management investment companies, respectively, under the 1940 Act. Global, High Income and Preferred Opportunity are individually referred to as a “Trust” and collectively as the “Trusts”.

     Under the Trusts’ organizational documents, their officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trusts. In addition, in the normal course of business, the Trusts enter into contracts with their vendors and others that provide for general indemnifications. The Trusts’ maximum exposure under these arrangements are unknown as this would involve future claims that may be made against the Trusts. However, based on experience, the Trusts consider the risk of loss from such claims to be remote.

The following is a summary of significant accounting policies followed by the Trusts.

Investment Valuation: The Trusts value most of their investments on the basis of current market quotations provided by dealers or pricing services selected under the supervision of each Trust’s Board of Trustees (each a “Board”). In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures based on valuation technology commonly employed in the market for such investments. Exchange-traded options are valued at their last sales price as of the close of options trading on applicable exchanges. In the absence of a last sale, options are valued at the average of the quoted bid and asked prices as of the close of business. A futures contract is valued at the last sale price as of the close of the commodities exchange on which it trades. Swap quotations are provided by dealers selected under the supervision of the Board. Short-term securities may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value. Investments or assets for which such current market quotations are not readily available are valued at fair value (“Fair Value Assets”) as determined in good faith under procedures established by, and under the general supervision and responsibility of, each Trust’s Board. The investment advisor and/or sub-advisor will submit its recommendations regarding the valuation and/or valuation methodologies for Fair Value Assets to a valuation committee. The valuation committee may accept, modify or reject any recommendations. The pricing of all Fair Value Assets shall be subsequently reported to the Board.

     When determining the price for a Fair Value Asset, the investment advisor and/or sub-advisor shall seek to determine the price that the Trust might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant.

Investment Transactions and Investment Income: Investment transactions are recorded on the trade date. The cost of investments sold and the related gain or loss is determined by use of a specific identification method, generally first-in, first out, for both financial reporting and Federal income tax purposes. Each Trust records interest income on an accrual basis and amortizes premium and/or accretes discount on securities purchased using the interest method.

Repurchase Agreements: In connection with transactions in repurchase agreements, a Trust’s custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by a Trust may be delayed or limited.

Reverse Repurchase Agreements: The Trusts may enter into reverse repurchase agreements with qualified third-party broker-dealers as determined by and under the direction of each Trust’s Board. Interest on the value of reverse repurchase agreements issued and outstanding is based upon competitive market rates at the time of issuance. At the time a Trust enters into a reverse repurchase agreement, it will establish and maintain a segregated account with the lender, containing liquid investment grade securities having a value not less than the repurchase price, including accrued interest of the reverse repurchase agreement.

Loan Payable: High Income has an $80 million revolving credit agreement (the “Agreement”), which expires on October 31, 2007. Prior to expiration of the Agreement, principal is repayable in whole or in part at the option of the Trust. Borrowings under this Agreement bear interest at a variable rate tied to the lender’s average daily cost of funds, or at fixed rates, as may be agreed to between the Trust and the lender. The Trust may borrow up to 33 1/3% of its total assets up to the committed amount or 100% of the borrowing base eligible assets, as determined under the terms of the Agreement. In accordance with the terms of the Agreement, the Trust has pledged its portfolio assets as collateral for the borrowing.

Bank Loans: In the process of buying, selling and holding bank loans, a Trust may receive and/or pay certain fees. These fees are in addition to interest payments received and may include facility fees, commitment fees, amendment fees, commissions and prepayment penalty fees. When a Trust buys a bank loan it may receive a facility fee and when it sells a bank loan it may pay a facility fee. On an ongoing basis, a Trust may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a bank loan. In certain circumstances, a Trust may receive a prepayment penalty fee upon the prepayment of a bank loan by a borrower. Other fees received by a Trust may include covenant waiver fees and covenant modification fees.

Credit Default Swaps: Credit default swaps are agreements in which one party pays fixed periodic payments to a counterparty in consideration for a guarantee from the counterparty to make a specific payment should a negative credit event take place. Risks arise from the possible inability of the counterparties to meet the terms of their contracts.

     During the term of the swap, changes in the value of the swap are recognized as unrealized gains or losses by “marking-to-market” to reflect the market value of the swap. When the swap is terminated, a Trust will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Trust’s basis in the contract, if any.

     The Trusts are exposed to credit loss in the event of non-performance by the other party to the swap. However, the Advisor of the Trusts monitor swaps and do not anticipate non-performance by any counterparty.

Total Return Swaps: Total return swaps are agreements in which one party commits to pay interest in exchange for a market-linked return. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Trust will receive a payment from or make a payment to the counterparty.

     During the term of the swap, changes in the value of the swap are recognized as unrealized gains or losses by “marking-to-market” to reflect the market value of the swap. When the swap is terminated, a Trust will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Trust’s basis in the contract, if any.

     The Trusts are exposed to credit loss in the event of non-performance by the other party to the swap. However, the Advisor of the Trusts monitor swaps and do not anticipate non-performance by any counterparty.

Interest Rate Swaps: Interest rate swaps are agreements in which one party pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, a party may pay a fixed rate and receive a floating rate. Interest rate swaps are efficient as asset/liability management tools. In more complex swaps, the notional principal amount may decline (or amortize) over time.

     During the term of the swap, changes in the value of the swap are recognized as unrealized gains or losses by “marking-to-market” to reflect the market value of the swap. When the swap is terminated, a Trust will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Trust’s basis in the contract, if any.

     The Trusts are exposed to credit loss in the event of non-performance by the other party to the swap. However, the Advisor of the Trusts monitor swaps and do not anticipate non-performance by any counterparty.

Swap Options: Swap options are similar to options on securities except that instead of selling or purchasing the right to buy or sell a security, the writer or purchaser of the swap option is granting or buying the right to enter into a previously agreed upon interest rate swap agreement at any time before the expiration of the option. Premiums received or paid from writing or purchasing options are recorded as liabilities or assets and are subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by a Trust on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commission, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or the proceeds from the sale in determining whether a Trust has realized a gain or loss on investment transactions. The main risk that is associated with purchasing swap options is that the swap option expires without being exercised. In this case, the option expires worthless and the premium paid for the swap option is considered the loss. The main risk that is associated with the writing of a swap option is the market risk of an unfavorable change in the value of the interest rate swap underlying the written swap option. Swap options may be used by the Trusts to manage the duration of the Trusts’ portfolios in a manner similar to more generic options described above.

Financial Futures Contracts: A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by marking-to-market on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin payments are made or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, a Trust records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Trust’s basis in the contract.

     Financial futures contracts, when used by the Trusts, help in maintaining a targeted duration. Futures contracts can be sold to effectively shorten an otherwise longer duration portfolio. In the same sense, futures contracts can be purchased to lengthen a portfolio that is shorter than its duration target. Thus, by buying or selling futures contracts, the Trusts may attempt to manage the duration of positions so that changes in interest rates do not change the duration of the portfolio unexpectedly.

Forward Currency Contracts: The Trusts enter into forward currency contracts primarily to facilitate settlement of purchases and sales of foreign securities and to help manage the overall exposure to foreign currency. A forward contract is a commitment to purchase or sell a foreign currency at a future date (usually the security transaction settlement date) at a negotiated forward rate. In the event that a security fails to settle within the normal settlement period, the forward currency contract is renegotiated at a new rate. The gain or loss arising from the difference between the settlement value of the original and renegotiated forward contracts is isolated and is included in net realized gains (losses) from foreign currency transactions. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contract.

     Forward currency contracts, when used by the Trusts, help to manage the overall exposure to the foreign currency backing some of the investments held by the Trusts. Forward currency contracts are not meant to be used to eliminate all of the exposure to the foreign currency, rather they allow the Trusts to limit their exposure to foreign currency within a narrow band to the objectives of the Trusts.

Foreign Currency Translation: Foreign currency amounts are translated into United States dollars on the following basis:

(i)	market value of investment securities, assets and liabilities at the current rates of exchange.

(ii)	purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

     The Trusts isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Trusts isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the period.

     Net realized and unrealized foreign exchange gains and losses includes realized foreign exchange gains and losses from sales and maturities of foreign portfolio securities, maturities of foreign reverse repurchase agreements, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of interest and discount recorded on the Trusts’ books and the U.S. dollar equivalent amounts actually received or paid and changes in unrealized foreign exchange gains and losses in the value of portfolio securities and other assets and liabilities arising as a result of changes in the exchange rate.

     Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin, including unanticipated movements in the value of the foreign currency relative to the U.S. dollar.

Short Sales: The Trusts may make short sales of securities as a method of managing potential price declines in similar securities owned. When a Trust makes a short sale, it may borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Trusts may have to pay a fee to borrow the particular securities and may be obligated to pay over any payments received on such borrowed securities. A gain, limited to the price at which a Trust sold the security short, or a loss, unlimited as to dollar amount, will be recognized upon the termination of a short sale if the market price is greater or less than the proceeds originally received.

Bonds Borrowed Agreements: In a bonds borrowed agreement, the Trust borrows securities from a third party, with the commitment that they will be returned to the lender on an agreed-upon date. Bonds borrowed agreements are primarily entered into to settle short positions. In a bonds borrowed agreement, the Trust’s third-party broker takes possession of the underlying collateral securities or cash to settle such short positions. The value of the underlying collateral securities or cash approximates the principal amount of the bonds borrowed transaction, including accrued interest. To the extent that bonds borrowed transactions exceed one business day, the value of the collateral with any counterparty is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the lender defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the lender of the security, realization of the collateral by the Trust may be delayed or limited.

Segregation: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (the “Commission”) require a Trust to segregate assets in connection with certain investments (e.g., when-issued securities, reverse repurchase agreements or futures contracts), each Trust will, consistent with certain interpretive letters issued by the Commission, designate on its books and records cash or liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated.

Federal Income Taxes: It is each Trust’s intention to continue to be treated as a regulated investment company under the Internal Revenue Code and to distribute sufficient amounts of their taxable income to shareholders. Therefore, no federal income tax provisions have been recorded.

Dividends and Distributions: Each Trust declares and pays dividends and distributions to common shareholders monthly from net investment income, net realized short-term capital gains and, if necessary, other sources. Net long-term capital gains, if any, in excess of loss car-ryforwards may be distributed in accordance with the 1940 Act. Dividends and distributions are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates and such differences may be material.

Deferred Compensation and BlackRock Closed-End Share Equivalent Investment Plan: Under the deferred compensation plan approved by each Trust’s Board, non-interested Trustees are required to defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of other BlackRock closed-end funds selected by the Trustees. These amounts are shown on the Statements of Assets and Liabilities as “Investments in affiliates.” This has the same economic effect for the Trustees as if the Trustees had invested the deferred amounts in such Trusts.

     The deferred compensation plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Trust. Each Trust may, however, elect to invest in common shares of those Trusts selected by the Trustees in order to match its deferred compensation obligations.

Other: Expenses that are directly related to one of the Trusts are charged directly to that Trust. Other operating expenses are generally prorated to the Trusts on the basis of relative net assets of all of the BlackRock closed-end funds.

Note 2. Agreements

Each Trust has an Investment Management Agreement with BlackRock Advisors, Inc. (the “Advisor”), a wholly owned subsidiary of BlackRock, Inc. BlackRock Financial Management, Inc., (“BFM”), a wholly owned subsidiary of BlackRock, Inc., serves as sub-advisor to the Trusts. BlackRock, Inc. is an indirect, majority owned subsidiary of The PNC Financial Services Group, Inc. The Investment Management Agreements for the Trusts covers both investment advisory and administration services.

     Effective March 2, 2005, High Income entered into an Investment Management Agreement with the Advisor, and a sub-advisory agreement with BFM. Prior to March 2, 2005, High Income had an Investment Management Agreement with CIGNA Investment Advisors, Inc. (“CIAI”) and a sub-advisory agreement with Shenkman Capital Management, Inc.

     The investment advisory fee paid to the Advisor is computed weekly and payable monthly based on an annual rate equal to 0.75% of Global’s weekly net assets. The investment advisory fee paid to the Advisor is computed weekly and payable monthly based on an annual rate equal to 0.65% of Preferred Opportunity’s average weekly managed assets. “Managed assets” means the total assets of a Trust (including any assets attributable to any borrowing that may be outstanding) minus the sum of accrued liabilities (other than debt representing financial leverage). The investment advisory fee paid to the Advisor (and CIAI prior to March 2, 2005) is computed weekly and payable monthly based on an annual rate equal to 0.75% of the first $200 million of High Income’s average weekly managed assets and 0.50% thereafter. The Advisor has voluntarily agreed to waive a portion of the investment advisory fees or other expenses on Global as a percentage of its average weekly managed assets as follows: 0.20% for the first five years of the Trust’s operations (through August 30, 2009), 0.15% in year six (through August 30, 2010), 0.10% in year seven (though August 30, 2011) and 0.05% in year eight (through August 30, 2012).

     The Advisor pays BFM fees for its sub-advisory services.

     Pursuant to the agreements, the Advisor provides continuous supervision of the investment portfolio and pays the compensation of officers of each Trust who are affiliated persons of the Advisor, as well as occupancy and certain clerical and accounting costs for each Trust. Each Trust bears all other costs and expenses, which include reimbursements to the Advisor for costs of employees that provide pricing, secondary market support and compliance services to each Trust. Prior to March 2, 2005, for administrative services, High Income reimbursed CIAI for a portion of the compensation and related expenses of the Trust’s Treasurer and Secretary and certain persons who assisted in carrying out the responsibilities of those offices. For the six months ended June 30, 2006, the Trusts reimbursed the Advisor the following amounts, which are included in miscellaneous expenses in the Statement of Operations:

Trust	Amount
Global	$17,309
High Income	2,650
Preferred Opportunity	8,679

     Pursuant to the terms of their custody agreements, each Trust received earnings credits from its custodian for positive cash balances maintained, which are used to offset custody fees. These credits are shown in the Statement of Operations as “fees paid indirectly.”

Note 3. Portfolio Investments

Purchases and sales of investment securities, other than short-term investments, dollar rolls and U.S. government securities, for the six months ended June 30, 2006 aggregated as follows:

Trust	Purchases	Sales
Global	$279,098,282	$230,495,362
High Income	91,765,720	96,353,214
Preferred Opportunity	268,328,083	254,710,994

Purchases and sales of U.S. government securities for the six months ended June 30, 2006 aggregated as follows:

Trust	Purchases	Sales
Preferred Opportunity	$80,614,203	$84,753,950

Details of open forward currency contracts held in Global at June 30, 2006 were as follows:

		Contract to	Value at	Value at
Foreign	Settlement	Sell/	Settlement	June 30,	Unrealized
Currency	Date	Deliver	Date	2006	Depreciation
Sold:
Swiss Franc	7/20/06	$5,500,000	$4,435,484	$4,509,240	$(73,756)
Euro	7/20/06	€38,197,220	48,410,257	48,926,349	(516,092)
British Pound	7/20/06	£2,000,500	3,689,240	3,700,953	(11,713)
Mexican Peso	7/20/06	$21,517,417	1,874,362	1,895,222	(20,860)
					$(622,421)

Details of open interest rate swaps held in Preferred Opportunity at June 30, 2006 were as follows:

Notional
Amount	Fixed	Floating	Termination	Unrealized
(000)	Rate (a)	Rate	Date	Appreciation
80,000	4.495%	3-month LIBOR	10/19/14	$6,456,540
65,000	5.118	3-month LIBOR	11/10/15	2,811,701
				$9,268,241

(a) Preferred Opportunity pays fixed interest rate and receives floating rate.

Note 4. Borrowings

Details of open reverse repurchase agreements held in Global at June 30, 2006 were as follows (please see corresponding Underlying Collateral Chart below):

		Trade	Maturity	Net Closing
Counter Party	Rate	Date	Date	Amount	Par
Credit Suisse Securities LLC	5.250%	6/05/06	7/06/06	$6,431,947	$6,403,000
	5.330	6/12/06	7/06/06	1,295,261	1,291,000
	5.420	6/12/06	7/26/06	1,888,427	1,876,000
	5.300	6/13/06	7/06/06	15,202,014	15,133,000
	5.300	6/15/06	7/06/06	1,412,586	1,409,000
	5.500	6/30/06	7/07/06	5,114,464	5,109,000
					$31,221,000

Details of underlying collateral for open reverse repurchase agreements held in Global at June 30, 2006 were as follows:

			Maturity	Original	Current	Market
Counter Party	Description	Rate	Date	Face	Face	Value
Credit Suisse Securities LLC	Bowater, Inc.	7.910%	03/15/10	$2,040,000	$2,040,000	$2,055,300
	Malaysia	8.750	06/01/09	800,000	800,000	858,000
	Pemex Project Funding Master Trust	9.375	12/02/08	800,000	800,000	858,800
	Republic of South Africa	7.375	04/25/12	2,400,000	2,400,000	2,502,000
	Republic of Chile	6.875	04/28/09	2,400,000	2,400,000	2,469,000
	Rouse Co.	5.375	11/26/13	6,350,000	6,350,000	5,717,047
	Ukraine	6.365	08/05/09	13,900,000	13,900,000	14,560,250
	United Mexican States	5.750	01/13/09	4,800,000	4,800,000	4,834,800
						$33,855,197

Note 5. Income Tax Information

The tax character of distributions paid during the year ended December 31, 2005 were as follows:

	Ordinary	Long-term	Total
Distributions Paid From:	Income	Gains	Distributions
Global	$36,326,312	$ 135,572	$36,461,884
High Income	14,468,525	—	14,468,525
Preferred Opportunity	38,101,545	12,112,919	50,214,464

     For federal income tax purposes, High Income had capital loss carryforwards at December 31, 2005 (most recent tax year end). These amounts may be used to offset future realized capital gains, if any:

Capital Loss
Carryforward Amount	Expires
$24,744,772	2007
35,363,213	2008
55,878,284	2009
102,576,339	2010
28,467,396	2011
2,339,279	2012
$249,369,283

     On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 (FIN 48) “Accounting for Uncertainty in Income Taxes”. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Trusts’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax asset; an increase in deferred tax liability; or a combination thereof. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

Note 6. Capital

There are an unlimited number of $0.001 par value common shares authorized for Global and Preferred Opportunity. There are an unlimited number of no par value shares authorized for High Income. At June 30, 2006, the shares owned by affiliates of the Advisor of Global were 6,742.

     During the six months ended June 30, 2006 and year ended December 31, 2005, the following Trusts issued additional shares under the terms of their dividend reinvestment plan:

	Six Months ended	Year ended
Trust	June 30, 2006	December 31, 2005
High Income	52,024	302,078
Preferred Opportunity	21,279	—

     As of June 30, 2006, Global and Preferred Opportunity have the following series of preferred shares outstanding as listed in the table below. The preferred shares have a liquidation value of $25,000 per share plus any accumulated unpaid dividends.

Trust	Series	Shares	Trust	Series	Shares
Global	T7	3,246	Preferred Opportunity	T7	2,944
	W7	3,246		W7	2,944
	R7	3,246		R7	2,944

     Dividends on seven-day preferred shares are cumulative at a rate which is reset every seven days based on the results of an auction. The dividend ranges on the preferred shares for Global and Preferred Opportunity for the six months ended June 30, 2006 were as follows:

Trust	Series	Low	High	Average	Trust	Series	Low	High	Average
Global	T7	3.61%	4.87%	4.35%	Preferred Opportunity	T7	4.11%	5.21%	4.53%
	W7	3.93	5.00	4.36		W7	4.11	5.26	4.54
	R7	3.70	5.00	4.42		R7	4.11	5.20	4.56

Note 7. Dividends

Global and Preferred Opportunity may not declare dividends or make other distributions on common shares or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding preferred shares and any other borrowings would be less than 200%. The preferred shares are redeemable at the option of Global and Preferred Opportunity, in whole or in part, on any dividend payment date at $25,000 per share plus any accumulated or unpaid dividends whether or not declared. The preferred shares are also subject to mandatory redemption at $25,000 per share plus any accumulated or unpaid dividends, whether or not declared, if certain requirements relating to the composition of the assets and liabilities of Global and Preferred Opportunity, as set forth in Global’s and Preferred Opportunity’s Declaration of Trust, are not satisfied. The holders of preferred shares have voting rights equal to the holders of common shares (one vote per share) and will vote together with holders of common shares as a single class. However, holders of preferred shares, voting as a separate class, are also entitled to elect two Trustees for Global and Preferred Opportunity. In addition, the 1940 Act requires that along with approval by shareholders that might otherwise be required, the approval of the holders of a majority of any outstanding preferred shares, voting separately as a class would be required to (a) adopt any plan of reorganization that would adversely affect the preferred shares, (b) change a Trust’s sub-classification as a closed-end investment company or change its fundamental investment restrictions and (c) change the nature of its business so as to cease to be an investment company.

     Subsequent to June 30, 2006, the Boards declared dividends from undistributed earnings per common share for Global and Preferred Opportunity payable July 31, 2006, to shareholders of record on July 14, 2006 and for High Income payable August 10, 2006 to shareholders of record on July 28, 2006. The per share common dividends declared were as follows:

Common Dividend
Trust	Per Share
Global	$0.125000
High Income	0.020500
Preferred Opportunity	0.166667

     The dividends declared on preferred shares for the period July 1, 2006 to July 31, 2006 for Global and Preferred Opportunity were as follows:

		Dividends			Dividends
Trust	Series	Declared	Trust	Series	Declared
Global	T7	$305,643	Preferred Opportunity	T7	$286,952
	W7	298,567		W7	281,859
	R7	302,332		R7	285,509

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENTS

     Under the 1940 Act, the continuation of each Trust’s investment management and sub-advisory agreements is required to be approved annually by the Boards, including the Board members who are not “interested persons” of the Trusts or BlackRock Advisors, Inc. and BlackRock Financial Management, Inc. (together the “Advisors”) as defined in the 1940 Act (“the independent Trustees”). At a meeting held on May 23, 2006, the Board of each Trust, including the independent trustees, met to consider the annual continuation of each Trust’s agreement (the “Current Agreements”). The Boards first considered the annual continuation of each Current Agreement without considering the impending Transaction (as defined below) under “Additional Information” between BlackRock, Inc. (“BlackRock”) and Merrill Lynch & Co., Inc. (“Merrill Lynch”) because the Current Agreements needed to be re-approved whether or not the Transaction closes. Accordingly, it was appropriate to review each Current Agreement without considering the impending Transaction, and then to separately consider the impact of the Transaction on the Current Agreements.

     At the meeting on May 23, 2006, the Board of each Trust, including the independent trustees, unanimously approved the continuance of each current investment management agreement and, if applicable, current sub-advisory agreement for each Trust and then approved a new management agreement and a new sub-advisory agreement for each Trust.

Information Received by the Boards

     To assist each Board in its evaluation of the Current Agreements, the independent trustees received information from BlackRock on or about April 22, 2006 which detailed, among other things: the organization, business lines and capabilities of the Advisors, including the responsibilities of various departments and key personnel and biographical information relating to key personnel; financial statements for BlackRock, Inc., The PNC Financial Services Group, Inc. and each Trust; the advisory and/or administrative fees paid by each Trust to BlackRock Advisors, Inc. and BlackRock Financial Management, Inc. (collectively the “Advisors”), including comparisons, compiled by an independent third party, with the management fees of funds with similar investment objectives (“Peers”); the profitability of BlackRock and certain industry profitability analyses for advisors to registered investment companies; the expenses of BlackRock in providing the various services; non-investment advisory reimbursements and “fallout” benefits to BlackRock; the expenses of each Trust, including comparisons of the respective Trust’s expense ratios (both before and after any fee waivers) with the expense ratios of its Peers; and each Trust’s performance for the past one-, three-, five-and ten-year periods, when applicable, as well as each Trust’s performance compared to its Peers. This information supplemented the information received by each Board throughout the year regarding each Trust’s performance, expense ratios, portfolio composition, trade execution and compliance.

     In addition to the foregoing materials, independent legal counsel to the independent trustees provided a legal memorandum outlining, among other things, the duties of the Boards under the 1940 Act, as well as the general principles of relevant law in reviewing and approving advisory contracts, the requirements of the 1940 Act in such matters, an advisor’s fiduciary duty with respect to advisory agreements and compensation, and the standards used by courts in determining whether investment company boards of directors have fulfilled their duties and factors to be considered by the boards in voting on advisory agreements.

     The independent trustees reviewed this information and discussed it with independent counsel in executive session prior to the Board meeting. At the Board meeting on May 23, 2006, BlackRock made a presentation to and responded to additional questions from the Boards. After the presentations and after additional discussion the Boards considered each Current Agreement and, in consultation with independent counsel, reviewed the factors set out in judicial decisions and SEC statements relating to the renewal of the Current Agreements.

Matters Considered by the Boards

     The Current Agreements

     In connection with their deliberations with respect to the Current Agreements, the Boards considered all factors they believed relevant with respect to each Trust, including the following: the nature, extent and quality of the services to be provided by the Advisors; the investment performance of each Trust; the costs of the services to be provided and profits to be realized by the Advisors and their affiliates from their relationship with the Trusts; the extent to which economies of scale would be realized as the BlackRock closed-end fund complex grows; and whether BlackRock realizes other benefits from its relationship with the Trusts.

     Nature and Quality of Investment Advisory and Sub-Advisory Services. In evaluating the nature, extent and quality of the Advisors’ services, the Boards reviewed information concerning the types of services that the Advisors provide and are expected to provide to each Trust, narrative and statistical information concerning each Trust’s performance record and how such performance compares to each Trust’s Peers, information describing BlackRock’s organization and its various departments, the experience and responsibilities of key personnel and available resources. The Boards noted the willingness of the personnel of BlackRock to engage in open, candid discussions with the Boards. The Boards further considered the quality of the Advisors’ investment process in making portfolio management decisions. Given the Boards’ experience with BlackRock, the Boards noted that they were familiar with and continue to have a good understanding of the organization, operations and personnel of BlackRock. The Boards also noted that the formation of Portfolio Review Committees and a Compliance Committee had helped the Boards to continue to improve their understanding of BlackRock’s organization, operations and personnel.

     In addition to advisory services, the independent trustees considered the quality of the administrative or non-investment advisory services provided to the Trusts. In this regard, the Advisors provide each Trust with such administrative and other services (exclusive of, and in addition to, any such services provided by others for the Trusts) and officers and other personnel as are necessary for the operations of the respective Trust. In addition to investment management services, the Advisors and their affiliates provide each Trust with services such as: preparing shareholder reports and communications, including annual and semi-annual financial statements and Trust websites; communications with analysts to support secondary market trading; assisting with daily accounting and pricing; preparing periodic filings with regulators and stock exchanges; overseeing and coordinating the activities of other service providers; administering and organizing Board meetings and preparing the Board materials for such meetings; providing legal and compliance support (such as helping to prepare proxy statements and responding to regulatory inquiries); and performing other Trust administrative tasks necessary for the operation of the respective Trust (such as tax reporting and fulfilling regulatory filing requirements). The Boards considered the Advisors’ policies and procedures for assuring compliance with applicable laws and regulations.

     Investment Performance of the Trusts. As previously noted, the Boards received performance information regarding each Trust and its Peers. Among other things, the Boards received materials reflecting each Trust’s historic performance and each Trust’s performance compared to its Peers. More specifically, each Trust’s one-, three-, five- and ten-year total returns (when applicable) were evaluated relative to its respective Peers (including the performance of individual Peers as well as the Peers’ median performance).

     The Boards reviewed a narrative analysis of the third-party Peer rankings that was prepared by BlackRock at the Boards’ request. The summary placed the Peer rankings into context by analyzing various factors that affect these comparisons. In evaluating the performance information, in certain limited instances, the Boards noted that the Peers most similar to a given Trust still would not adequately reflect such Trust’s investment objectives and strategies, thereby limiting the usefulness of the comparisons of such Trust’s performance with that of its Peers. The Boards noted that BGT and BPP had performed better than or equal to the median of their Peers and benchmarks in the past one-year period. The Boards also noted that HIS had performed worse than the median of its Peers in at least one of the past one-, three- and five-year periods or worse than its applicable benchmark in more than one of these periods. The Boards considered the following reasons why HIS may have underperformed its Peers or its benchmarks, but also noted that it is often difficult to determine why a Trust underperformed a Peer because it is difficult to obtain perfect information with respect to the Peers.

     The Board noted that HIS has under-performed its respective Peers in each of the above periods, but that it invests in relatively high quality debt because the Advisor has been concerned that relatively lower quality debt was not providing adequate returns for the increased risk present. The Board noted that higher quality debt had been under-performing lower quality debt during 2005, reducing the Trust’s relative performance. The Board also noted that the Advisor had been managing HIS only since March 2005 and restructured its portfolio through April 2005.

     After considering this information, the Boards concluded that the performance of each Trust, in light of and after considering the other facts and circumstances applicable to each Trust, supports a conclusion that each Trust’s Current Agreement should be renewed.

     Fees and Expenses. In evaluating the management fees and expenses that a Trust is expected to bear, the Boards considered each Trust’s current management fee structure and the Trust’s expected expense ratios in absolute terms as well as relative to the fees and expense ratios of applicable Peers. In reviewing fees, the Boards, among other things, reviewed comparisons of each Trust’s gross management fees after any applicable reimbursements and fee waivers and total expense ratios after any applicable waivers with those of the applicable Peers. The Boards also reviewed a narrative analysis of the Peer rankings that was prepared by an independent third party and summarized by BlackRock at the request of the Boards. This summary placed the rankings into context by analyzing various factors that affect these comparisons.

     The Boards noted that BGT pays fees lower than or equal to the median fees paid by its Peers in each of (i) contractual management fees payable by a Trust prior to any fee waivers (“contractual management fees”), (ii) actual management fees paid by a Trust after taking into consideration fee waivers (“actual management fees”) and (c) total expenses. The Boards noted the following reasons why BPP and HIS have contractual or actual management fees or total expenses higher than the median of their Peers:

  De minimis. The Board of BPP noted that the Trust pays actual management fees and/or incur total expenses that are no more than 4 bps higher than the median of its Peers. Nevertheless, the Trust has contractual management fees that are lower than the median of its peers.

  Other Factors. The Board of HIS noted that the Trust pays actual management fees and incurs total expenses and is subject to contractual management fees that are worse than the median of its Peers. The Boards noted that BlackRock has agreed to cap HIS’s operating expenses.

     The Boards also compared the management fees charged to the Trusts and other closed-end investment companies by the Advisors to the management fees the Advisors charge other types of clients (such as open-end investment companies and separately managed institutional accounts). With respect to open-end investment companies, the management fees charged to the Trusts generally were higher than those charged to the open-end investment companies. The Boards also noted that the Advisors provide the Trusts with certain services not provided to open-end funds, such as leverage management in connection with the issuance of preferred shares, stock exchange listing compliance requirements, rating agency compliance with respect to the leverage employed by the Trusts and secondary market support and other services not provided to the Trusts, such as monitoring of subscriptions and redemptions. With respect to separately managed institutional accounts, the management fees for such accounts were generally lower than those charged to the comparable Trusts. The Boards noted, however, the various services that are provided and the costs incurred by the Advisors in managing and operating the Trusts. For instance, the Advisors and their affiliates provide numerous services to the Trusts that are not provided to institutional accounts including, but not limited to: preparing shareholder reports and communications, including annual and semi-annual financial statements; preparing periodic filings with regulators and stock exchanges; overseeing and coordinating the activities of other service providers; administering and organizing Board meetings and preparing the Board materials for such meetings; income monitoring; expense budgeting; preparing proxy statements; and performing other Trust administrative tasks necessary for the operation of the respective Trust (such as tax reporting and fulfilling regulatory filing requirements). Further, the Boards noted the increased compliance requirements for the Trusts in light of new SEC regulations and other legislations. These services are generally not required to the same extent, if at all, for separate accounts.

     In connection with the Boards’ consideration of this information, the Boards reviewed the considerable investment management experience of the Advisors and considered the high level of investment management, administrative and other services provided by the Advisors. In light of these factors and the other facts and circumstances applicable to each Trust, the Boards concluded that the fees paid and expenses incurred by each Trust under its Current Agreements supports a conclusion that each Trust’s Current Agreements should be renewed.

     Profitability. The Directors also considered BlackRock’s profitability in conjunction with their review of fees. The Directors reviewed BlackRock’s revenues, expenses and profitability margins on a before and after after-tax basis. In reviewing profitability, the Directors recognized that one of the most difficult issues in determining profitability is establishing a method of allocating expenses. The Directors also reviewed BlackRock’s assumptions and methodology of allocating expenses, noting the inherent limitations in allocating costs among various advisory products. The Boards also recognized that individual fund or product line profitability of other advisors is generally not publicly available.

     The Boards recognized that profitability may be affected by numerous factors including, among other things, the types of funds managed, expense allocations and business mix, and therefore comparability of profitability is somewhat limited. Nevertheless, to the extent available, the Boards considered BlackRock’s pre-tax profit margin compared to the pre-tax profitability of various publicly-traded investment management companies and/or investment management companies that publicly disclose some or all of their financial results. The comparison indicated that BlackRock’s pre-tax profitability was in the second quartile of the fifteen companies compared (including BlackRock), with the most profitable quartile being ranked first and the least profitable quartile being ranked fourth.

     In evaluating the reasonableness of the Advisors’ compensation, the Boards also considered any other revenues paid to the Advisors, including partial reimbursements paid to the Advisors for certain non-investment advisory services. The Boards noted that these payments were less than the Advisors’ costs for providing these services. The Boards also considered indirect benefits that the Advisors and their affiliates are expected to receive that are attributable to their management of the Trusts.

     In reviewing each Trust’s fees and expenses, the Boards examined the potential benefits of economies of scale, and whether any economies of scale should be reflected in the Trusts’ fee structures, for example through the use of breakpoints. In this connection, the Boards reviewed information provided by BlackRock, noting that most closed-end fund complexes do not have fund-level breakpoints, as closed-end funds generally do not experience substantial growth after their initial public offering and each fund is managed independently consistent with its own investment objectives. The Boards also noted that the one Trust that has a breakpoint in its fee structure, HIS, was inherited by BlackRock when it took over managing HIS from another manager and that BlackRock simply retained the structure it inherited. The information also revealed that only one closed-end fund complex used a complex-level breakpoint structure for advisory fees, and that this complex generally is homogeneous with regard to the types of funds managed and is about three times as large as the Trusts’ complex.

     The Boards concluded that BlackRock’s profitability, in light of all the other facts and circumstances applicable to each Trust, supports a conclusion that each Trust’s Current Agreements should be renewed.

     Other Benefits. In evaluating fees, the Boards also considered indirect benefits or profits the Advisors or their affiliates may receive as a result of their relationships with the Trusts. The Trustees, including the independent trustees, considered the intangible benefits that accrue to the Advisors and their affiliates by virtue of their relationships with the Trusts, including potential benefits accruing to the Advisors and their affiliates as a result of participating in offerings of the Trusts’ shares, potentially stronger relationships with members of the broker-dealer community, increased name recognition of the Advisors and their affiliates, enhanced sales of other investment funds and products sponsored by the Advisors and their affiliates and increased assets under management which may increase the benefits realized by the Advisors from soft dollar arrangements with broker-dealers. The Boards also considered the unquantifiable nature of these potential benefits.

     Miscellaneous. During the Boards’ deliberations in connection with the Current Agreements, the Boards were aware that the Advisor pays compensation, out of its own assets, to the lead underwriter and to certain qualifying underwriters of many of its closed-end funds, and to employees of the Advisors’ affiliates that participated in the offering of such funds. The Boards considered whether the management fee met applicable standards in light of the services provided by the Advisors, without regard to whether the Advisors ultimately pay any portion of the anticipated compensation to the underwriters.

     Conclusion with respect to the Current Agreements. In reviewing the Current Agreements without considering the impending Transaction, the Trustees did not identify any single factor discussed above as all-important or controlling. The Trustees, including the independent trustees, unanimously determined that each of the factors described above, in light of all the other factors and all of the facts and circumstances applicable to each respective Trust, was acceptable for each Trust and supported the Trustees’ conclusion that the terms of each Current Agreement were fair and reasonable, that the respective Trust’s fees are reasonable in light of the services provided to the respective Trust, and that each Current Agreement should be approved.

     The Transaction

     On February 15, 2006, BlackRock and Merrill Lynch announced that they had entered into an agreement pursuant to which Merrill Lynch would contribute its investment management business, Merrill Lynch Investment Managers (“MLIM”), to BlackRock, one of the largest publicly traded investment management firms in the United States, to form a new asset management company that will be one of the world’s preeminent, diversified global money management organizations with approximately $1 trillion in assets under management (the “Transaction”). Based in New York, BlackRock currently manages assets for institutional and individual investors worldwide through a variety of equity, fixed income, cash management and alternative investment products. The new company will operate under the BlackRock name and be governed by a board of directors with a majority of independent members. The new company will offer a full range of equity, fixed income, cash management and alternative investment products with strong representation in both retail and institutional channels, in the U.S. and in non-U.S. markets. It will have over 4,500 employees in 18 countries and a major presence in most key markets, including the United States, the United Kingdom, Asia, Australia, the Middle East and Europe. Merrill Lynch will own no more than 49.8% of the total issued and outstanding capital stock of the new company and it will own no more than 45% of the new company’s common stock, and The PNC Financial Services Group,

Inc. (“PNC”), which currently holds a majority interest in BlackRock, will retain approximately 34% of the new company’s common stock. Each of Merrill Lynch and PNC has agreed that it will vote all of its shares on all matters in accordance with the recommendation of BlackRock’s board. Completion of the Transaction is subject to various regulatory approvals, client consents, approval by BlackRock shareholders and customary conditions. The Transaction has been approved by the boards of directors of Merrill Lynch, BlackRock and PNC and is expected to close at the end of the third quarter of 2006.

     Although BlackRock has informed the Boards that it does not believe the Transaction will be an assignment of the Current Agreements under the 1940 Act, it is possible that the Transaction could be determined to be such an assignment, which would result in the automatic termination of each Current Agreement. Due to this uncertainty, each Trust submitted its post-Transaction management agreements and sub-advisory agreements (collectively the “New Agreements”) to shareholders to prevent any potential disruption in the Advisor’s ability to continue to provide services to the Trusts after completion of the Transaction. The New Agreements will be effective upon the completion of the Transaction or, if the Transaction is not completed, at such time as the Boards determine.

     Consequences of the Transaction. On February 23, 2006, April 21, 2006 and May 23, 2006, members of BlackRock management made presentations on the Transaction to the Boards and the Boards discussed with management and amongst themselves management’s general plans and intentions regarding the Trusts, including the preservation, strengthening and growth of BlackRock’s business and its combination with MLIM’s business. The Boards also inquired about the plans for and anticipated roles and responsibilities of certain BlackRock employees and officers after the Transaction. The independent trustees also met in executive session to discuss the Transaction. After these meetings, BlackRock continued to update the Boards with respect to its plans to integrate the operations of BlackRock and MLIM and the potential impact of those plans on the Trusts as those plans were further developed.

     After considering and approving the Current Agreements, the Boards (including the independent trustees) then considered the information received at these meetings and the consequences of the Transaction to each Trust, including, among other things:

     (i) that BlackRock, MLIM and their investment advisory subsidiaries are experienced and respected asset management firms, and that BlackRock advised the Boards that in connection with the closing of the Transaction, it intends to take steps to combine the investment management operations of BlackRock and MLIM, which, among other things, may involve sharing common systems and procedures, employees (including portfolio managers), investment and trading platforms, and other resources. Furthermore, it is expected that these combination processes will result in changes to portfolio managers or portfolio management teams for some of the BlackRock closed-end funds, but not the Trusts;

     (ii) that BlackRock advised the Boards that following the Transaction, there is not expected to be any diminution in the nature, quality and extent of services provided to the Trusts and their shareholders by the Advisors, including compliance services;

     (iii) that BlackRock advised the Boards that it has no present intention to alter the expense waivers and reimbursements currently in effect for certain of the Trusts;

     (iv) the experience, expertise, resources and performance of MLIM that will be contributed to BlackRock after the closing of the Transaction and their anticipated impact on BlackRock’s ability to manage the Trusts;

     (v) that BlackRock and MLIM would derive benefits from the Transaction and that as a result, they have a financial interest in the matters that were being considered;

     (vi) the potential effects of regulatory restrictions on the Trusts as a result of Merrill Lynch’s equity stake in BlackRock after the Transaction;

     (vii) the fact that each Trust’s aggregate investment advisory and sub-advisory fees will not increase by virtue of the New Agreements;

     (viii) the terms of the New Agreements, including the differences from the Current Agreements;

     (ix) that the Trusts would not bear the costs of obtaining shareholder approval of the New Agreements; and

     (x) that BlackRock and Merrill Lynch have agreed to conduct their respective businesses (and use reasonable best efforts to cause their respective affiliates to conduct their respective businesses) to enable the conditions of Section 15(f) to be true in relation to any registered investment companies advised by MLIM and registered under the 1940 Act and have agreed to the same conduct in relation to the BlackRock registered investment companies to the extent it is determined the Transaction is an assignment under the 1940 Act.

     Nature and Quality of Investment Advisory and Sub-Advisory Services. The Boards considered the expected impact of the Transaction on the operations, facilities, organization and personnel of the Advisors, the potential implications of regulatory restrictions on the Trusts following the Transaction and the ability of the Advisors to perform their duties after the Transaction. The Boards considered that the services to be provided and the standard of care under the New Agreements are the same as under the Current Agreements. The Boards also considered statements by management of BlackRock that, in connection with integrating the operations of the Advisors and MLIM, the objective was to preserve the best of both organizations in order to enhance BlackRock’s ability to provide investment advisory services following completion of the Transaction.

     The Boards noted that it is impossible to predict with certainty the impact of the Transaction on the nature, quality and extent of the services provided by the Advisors to the Trusts, but concluded based on the information currently available and in light of all of the current facts and circumstances that the Transaction is likely to provide the Advisors with additional resources with which to serve the Trusts and was not expected to adversely affect the nature, quality and extent of the services to be provided to the Trusts and their shareholders by the Advisors and was not expected to materially adversely affect the ability of the Advisors to provide those services.

     The Boards considered that BlackRock currently intends that the portfolio managers for the Trusts will remain the same following completion of the Transaction.

     Investment Performance of the Trusts. The Boards examined MLIM’s investment performance with respect to its closed-end funds. The Boards noted the Advisors’ and MLIM’s considerable investment management experience and capabilities. The Boards considered this information together with the level of services expected to be provided to the Trusts. Although the Boards noted that it is impossible to predict the effect, if any, that consummation of the Transaction would have on the future performance of the Trusts, the Boards concluded that the information currently available, in light of all of the current facts and circumstances, supported approving the New Agreements.

     Fees. The Boards noted that the fees payable by the Trusts under the New Agreements are identical to the fees payable under the Current Agreements. The Boards also considered the fees paid by the MLIM closed-end funds. In light of (i) the Boards’ approval of the fees paid by each Trust pursuant to the Current Agreements earlier at the May 23rd meeting, (ii) the fact that the Transaction would cause no change to the fees paid by any Trust and (iii) the Boards’ earlier conclusion with respect to the services expected to be provided to the Trusts under the New Agreements, the Boards concluded that the fee structure under the New Agreements was reasonable.

     Profitability. Management of the Advisors stated to the Boards that, following the Transaction, the current intention is to continue to determine profitability and report profitability to the Boards in the same way as they did prior to the Transaction, subject to management’s desire to preserve the best practices of MLIM. Management of the Advisors stated that any changes in the methods used to determine profitability and report profitability to the Boards would be discussed with the Boards. The Boards considered the potential for increased economies of scale as a result of the Transaction and whether any economies of scale should be reflected in the Trusts’ fee structures. The Boards also considered that the process of integrating the operations of the Advisors and MLIM was in the early stages and that considerable expense would be incurred in connection with integrating such operations, all of which made it difficult to conclude that economies of scale would be realized as a result of the Transaction. In light of the foregoing, the Boards concluded that, at this time, no changes were necessary to the fee structure of the Trusts as a result of the Transaction.

     Other Benefits. In evaluating ancillary benefits to be received by the Advisors and their affiliates under the New Agreements, the Boards considered whether the Transaction would have an impact on the ancillary benefits received by the Advisors by virtue of the Current Agreements. Based on its review of the materials provided, including materials received in connection with its approval of the continuance of each Current Agreement earlier at the May 23rd meetings of the Boards and its discussions with the Advisors, the Boards noted that such benefits were difficult to quantify with certainty at this time and indicated that it would continue to evaluate them going forward.

     Conclusion with respect to the New Agreements. The Boards did not identify any single consequence of the Transaction discussed above as all-important or controlling. The Boards, including a majority of the independent trustees, unanimously approved each New Agreement and unanimously recommended its approval by shareholders of each respective Trust in order to assure continuity of investment advisory services to the Trusts after the Transaction.

DIVIDEND REINVESTMENT PLANS

     Pursuant to each Trust’s respective Dividend Reinvestment Plan (the “Plan”), shareholders of High Income may elect, while shareholders of Global and Preferred Opportunity are automatically enrolled, to have all distributions of dividends and capital gains reinvested by Computershare Trust Company, N.A. (the “Plan Agent”) in the respective Trust’s shares pursuant to the Plan. Shareholders who do not participate in the Plan will receive all distributions in cash paid by check and mailed directly to the shareholders of record (or if the shares are held in street or other nominee name, then to the nominee) by the Plan Agent, which serves as agent for the shareholders in administering the Plan.

     After each Trust declares a dividend or determines to make a capital gain distribution, the Plan Agent will acquire shares for the participant’s account, depending upon the circumstances described below, either (i) through receipt of unissued but authorized shares from the Trust (“newly issued shares”) or (ii) by open market purchases. If, on the dividend payment date, the NAV is equal to or less than the market price per share plus estimated brokerage commissions (such condition being referred to herein as “market premium”), the Plan Agent will invest the dividend amount in newly issued shares on behalf of the participants. The number of newly issued shares to be credited to each participant’s account will be determined by dividing the dollar amount of the dividend by the NAV on the date the shares are issued. However, if the NAV is less than 95% of the market price on the payment date, the dollar amount of the dividend will be divided by 95% of the market price on the payment date. If, on the dividend payment date, the NAV is greater than the market value per share plus estimated brokerage commissions (such condition being referred to herein as “market discount”), the Plan Agent will invest the dividend amount in shares acquired on behalf of the participants in open-market purchases.

     Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by notice if received and processed by the Plan Administrator prior to the dividend record date; otherwise such termination or resumption will be effective with respect to any subsequently declared dividend or other distribution.

     The Plan Agent’s fees for the handling of the reinvestment of dividends and distributions will be paid by each Trust. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent’s open market purchases in connection with the reinvestment of dividends and distributions. The automatic reinvestment of dividends and distributions will not relieve participants of any Federal income tax that may be payable on such dividends or distributions.

     Each Trust reserves the right to amend or terminate the Plan. There is no direct service charge to participants in the Plan; however, each Trust reserves the right to amend the Plan to include a service charge payable by the participants. Participants who request a sale of shares through the Plan Agent are subject to a $2.50 sales fee and a $0.15 per share sold brokerage commission. All correspondence concerning the Plan should be directed to the Plan Agent at 250 Royall Street, Canton, MA 02021 or (800) 699-1BFM.

ADDITIONAL INFORMATION

     The Joint Annual Meeting of Shareholders was held on May 23, 2006 for shareholders of record as of February 28, 2006, to elect a certain number of Trustees for each of the following Trusts to three-year terms expiring in 2009: Elected the Class I Trustee as follows:

	Richard E. Cavanagh
	Votes For	Votes Withheld
Global	20,989,376	281,296
Preferred Opportunity	17,002,345	220,430

Elected the Class II Trustees as follows:

	Frank J. Fabozzi		Kathleen F. Feldstein		Ralph L. Schlosstein
	Votes For	Votes Withheld	Votes For	Votes Withheld	Votes For	Votes Withheld
Global	8,412[1]	19 [1]	8,412 [1]	19 [1]	20,992,753	277,919
High Income	49,238,439	1,144,514	49,164,938	1,218,015	49,213,688	1,169,265
Preferred Opportunity	N/A	N/A	7,768 [1]	74 [1]	N/A	N/A
Elected the Class III Trustees as follows:
	Andrew F. Brimmer		Kent Dixon		Robert S. Kapito
	Votes For	Votes Withheld	Votes For	Votes Withheld	Votes For	Votes Withheld
Preferred Opportunity	16,982,874	239,901	17,001,489	221,286	17,008,291	214,484

_________________
1 Voted on by holders of preferred shares only

     On May 23, 2006, the Board of High Income approved a change to its non-fundamental investment policy to eliminate the average maturity restriction of its portfolio.

     During the period, there were no material changes in the investment objectives or policies or their charters or by-laws of Global or Preferred Opportunity that have not been approved by the shareholders or in the principal risk factors associated with investment in these Trusts. There have been no changes in the persons who are primarily responsible for the day-to-day management of these portfolios.

     Each Trust listed for trading on the New York Stock Exchange (NYSE) has filed with the NYSE its annual chief executive officer certification regarding compliance with the NYSE’s listing standards and has filed with the Securities and Exchange Commission the certification of its chief executive officer and chief financial officer required by section 302 of the Sarbanes-Oxley Act.

     The Trusts do not make available copies of their respective Statements of Additional Information because the Trusts’ shares are not continuously offered, which means that the Statement of Additional Information of each Trust has not been updated after completion of such Trust’s offering and the information contained in each Trust’s Statement of Additional Information may have become outdated.

     Quarterly performance and other information regarding the Trusts may be found on BlackRock’s website, which can be accessed at http://www.blackrock.com/indiv/products/closedendfunds/funds.html. This reference to BlackRock’s website is intended to allow investors public access to information regarding the Trusts and does not, and is not intended, to incorporate BlackRock’s website into this report.

     Certain of the officers of the Trusts listed on the inside back cover of this Report to Shareholders are also officers of the Advisor or Sub-Advisor. They serve in the following capacities for the Advisor or Sub-Advisor; Robert S. Kapito—Director and Vice Chairman of the Advisor and the Sub-Advisor, Henry Gabbay, Anne Ackerley, Bartholomew Battista, Brian P. Kindelan and Vincent B. Tritto—Managing Directors of the Advisor and the Sub-Advisor, and James Kong—Managing Director of the Sub-Advisor.

IMPORTANT INFORMATION REGARDING THE BLACKROCK CLOSED-END FUNDS SEMI-ANNUAL INVESTOR UPDATE

     The Semi-Annual Investor Update (“Update”) is available on the Internet and may be accessed through BlackRock’s website at http://www.blackrock.com/indiv/products/closedendfunds/i_update.html. The Update provides information on the fixed income markets and summaries of BlackRock closed-end funds’ investment objectives and strategies. It also contains recent news regarding the BlackRock closed-end funds.

     Historically, BlackRock provided this information in materials mailed with the Funds’ semi-annual report. However, we believe that making this information available through BlackRock’s website allows us to communicate more fully and efficiently with the Funds’ shareholders.

If you would like to receive a hard copy of the BlackRock Closed-End Funds Semi-Annual Investor Update, please call (800) 699-1BFM.

SECTION 19 NOTICES

     Set forth below is a summary of notices, sent by each Trust, if any, pursuant to Section 19 of the Investment Company Act of 1940. Section 19 requires each Trust to accompany dividend payments with a notice if any part of that payment is from a source other than accumulated net investment income, not including profits or losses from the sale of securities or other properties. These notices are not for tax reporting purposes and were provided only for informational purposes in order to comply with the requirements of Section 19. In January 2007, after the completion of each Trust’s tax year, shareholders will receive a Form 1099-DIV which will reflect the amount of income, capital gain and return of capital paid by the Trust taxable in calendar year 2006 and reportable on your 2006 federal and other income tax returns.

			Net	Distributions from	Distributions
		Total	Investment	Proceeds from the	from Return
		Distributions	Income	Sale of Securities	of Capital
BlackRock	Apr-06	$0.02050	$0.01708	$—	$0.00342
High Income Shares
(HIS)
BlackRock	Jan-06	$0.16667	$0.14290	$0.02380	$—
Preferred	Apr-06	$0.16667	$0.14933	$—	$0.01737
Opportunity	May-06	$0.16667	$0.11089	$0.05581	$—
Trust (BPP)

[THIS PAGE INTENTIONALLY LEFT BLANK]

BlackRock Closed-End Funds

Directors/Trustees	Transfer Agent
Ralph L. Schlosstein, Chairman	Computershare Trust Company, N.A.
Andrew F. Brimmer, Lead Trustee	250 Royall Street
Richard E. Cavanagh	Canton, MA 02021
Kent Dixon	(800) 699-1BFM
Frank J. Fabozzi
Kathleen F. Feldstein	Auction Agent[1]
R. Glenn Hubbard	Bank of New York
Robert S. Kapito	101 Barclay Street, 7 West
New York, NY 10286
Officers
Robert S. Kapito, President	Independent Registered Public Accounting Firm
Henry Gabbay, Treasurer	Deloitte & Touche LLP
Bartholomew Battista, Chief Compliance Officer	200 Berkeley Street
Anne Ackerley, Vice President	Boston, MA 02116
James Kong, Assistant Treasurer
Vincent B. Tritto, Secretary	Legal Counsel
Brian P. Kindelan, Assistant Secretary	Skadden, Arps, Slate, Meagher & Flom LLP
4 Times Square
Investment Advisor	New York, NY 10036
BlackRock Advisors, Inc.
100 Bellevue Parkway	Legal Counsel – Independent Trustees
Wilmington, DE 19809	Debevoise & Plimpton LLP
(800) 227-7BFM	919 Third Avenue
New York, NY 10022
Sub-Advisor
BlackRock Financial Management, Inc.	This report is for shareholder information. This is not a prospec-
40 East 52nd Street	tus intended for use in the purchase or sale of Trust shares.
New York, NY 10022	Statements and other information contained in this report are as dated and are subject to change.
Accounting Agent and Custodian
State Street Bank and Trust Company	BlackRock Closed-End Funds
2 Avenue de Lafayette	c/o BlackRock Advisors, Inc.
Boston, MA 02111	100 Bellevue Parkway
_______	Wilmington, DE 19809
[1] For Global and Preferred Opportunity.	(800) 227-7BFM

The Trusts will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Transfer Agent at (800) 699-1BFM.

The Trusts have delegated to the Advisor the voting of proxies relating to their voting securities pursuant to the Advisor’s proxy voting policies and procedures. You may obtain a copy of these proxy voting policies and procedures, without charge, by calling (800) 699-1BFM. These policies and procedures are also available on the website of the Securities and Exchange Commission (the “Commission”) at http://www.sec.gov.

Information on how proxies relating to the Trusts’ voting securities were voted (if any) by the Advisor during the most recent 12-month period ended June 30th is available without charge, upon request, by calling (800) 699-1BFM or on the website of the Commission at http://www.sec.gov.

The Trusts file their complete schedules of portfolio holdings for the first and third quarters of their respective fiscal years with the Commission on Form N-Q. Each Trust’s Form N-Q will be available on the Commission’s website at http://www.sec.gov. Each Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. Each Trust’s Form N-Q may also be obtained upon request, without charge, by calling (800) 699-1BFM.

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Trust shares. Statements and other information contained in this report are as dated and are subject to change.

CEF-ANN-5

Item 2. Code of Ethics.
Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.
Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.
Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.
Not applicable for semi-annual reports.

Item 6. Schedule of Investments.
The Registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.
(a) Not applicable for semi-annual reports.
(b) There have been no changes in the Portfolio Managers identified in Item 8(a) of the most recent annual report.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.
No such purchases were made during the period covered by this report.

Item 10. Submission of Matters to a Vote of Security Holders.
No matters were voted on by shareholders during the period covered by this report.

Item 11. Controls and Procedures.
(a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported within the required time periods and that information required to be disclosed by the Registrant in this Form N-CSR was accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a) (1) Not applicable.

(a) (2) Separate certifications of the Principal Executive and Financial Officers pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 furnished as EX-99.CERT.

(b) Certification of Principal Executive and Financial Officers pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 furnished as EX-99.906 CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)___BlackRock Global Floating Rate Income Trust__________

By:     /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer
Date: September 1, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:     /s/ Robert S. Kapito
Name: Robert S. Kapito
Title: Principal Executive Officer
Date: September 1, 2006

By:     /s/ Henry Gabbay
Name: Henry Gabbay
Title: Principal Financial Officer
Date: September 1, 2006